Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 09, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	SI Financial Group, Inc.
Entity Central Index Key	0001500213
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 95,300,000
Entity Common Stock, Shares Outstanding		10,576,302
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks:
Noninterest-bearing	$ 13,980	$ 11,204
Interest-bearing	34,432	2,287
Federal funds sold	0	64,830
Total cash and cash equivalents	48,412	78,321
Trading securities, at fair value	0	248
Available for sale securities, at fair value	230,814	180,036
Loans held for sale	5,558	7,371
Loans receivable (net of allowance for loan losses of $4,970 and $4,799 at December 31, 2011 and 2010, respectively)	618,626	606,214
Federal Home Loan Bank stock, at cost	8,388	8,388
Bank-owned life insurance	9,012	9,024
Premises and equipment, net	12,651	12,123
Goodwill and other intangibles	4,105	4,126
Accrued interest receivable	3,539	3,113
Deferred tax asset, net	4,614	5,729
Other real estate owned, net	976	1,285
Prepaid FDIC deposit insurance assessment	1,974	2,576
Other assets	6,378	7,855
Total assets	955,047	926,409
Deposits:
Noninterest-bearing	85,958	66,845
Interest-bearing	615,968	593,869
Total deposits	701,926	660,714
Mortgagors' and investors' escrow accounts	3,291	3,425
Federal Home Loan Bank advances	100,069	114,169
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Stock offering escrow	0	48,325
Accrued expenses and other liabilities	10,996	10,424
Total liabilities	824,530	845,305
Commitments and contingencies (Notes 11 and 12)
Shareholders' Equity:
Preferred stock ($.01 par value; 1,000,000 shares authorized; none issued)	0	0
Common stock ($.01 par value; 35,000,000 and 67,357,500 shares authorized; 10,576,849 and 11,283,503 shares issued; 10,576,302 and 10,577,369 shares outstanding at December 31, 2011 and 2010, respectively)	106	126
Additional paid-in-capital	94,612	52,198
Unallocated common shares held by ESOP	(5,568)	(2,907)
Unearned restricted shares	(38)	(25)
Retained earnings	42,085	40,859
Accumulated other comprehensive loss	(675)	(1,108)
Treasury stock, at cost (547 and 706,134 shares at December 31, 2011 and December 31, 2010, respectively)	(5)	(8,039)
Total shareholders' equity	130,517	81,104
Total liabilities and shareholders' equity	$ 955,047	$ 926,409

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Loans receivable, allowance for loan losses	$ 4,970	$ 4,799
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	35,000,000	67,357,500
Common stock, shares issued	10,576,849	11,283,503
Common stock, outstanding (in shares)	10,576,302	10,577,369
Treasury stock (in shares)	547	706,134

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Loans, including fees	$ 30,969	$ 33,381	$ 35,440
Securities:
Taxable interest	6,702	6,319	7,744
Tax-exempt interest	5	38	47
Dividends	79	23	42
Other	65	114	112
Total interest and dividend income	37,820	39,875	43,385
Interest expense:
Deposits	7,262	9,437	13,183
Federal Home Loan Bank advances	3,779	4,214	5,461
Subordinated debt	336	173	217
Total interest expense	11,377	13,824	18,861
Net interest income	26,443	26,051	24,524
Provision for loan losses	1,558	902	2,830
Net interest income after provision for loan losses	24,885	25,149	21,694
Noninterest income:
Total other-than-temporary impairment losses on securities	(1,841)	(492)	(894)
Portion of losses recognized in other comprehensive income	1,693	0	666
Net impairment losses recognized in earnings	(148)	(492)	(228)
Service fees	4,820	5,093	5,033
Wealth management fees	4,108	4,083	3,912
Increase in cash surrender value of bank-owned life insurance	289	290	294
Net gain on sale of securities	486	878	285
Mortgage banking	814	1,090	707
Net gain (loss) in fair value on trading securities and derivatives	195	(429)	0
Net (loss) gain on disposal of equipment	(41)	(5)	99
Other	604	177	79
Total noninterest income	11,127	10,685	10,181
Noninterest expenses:
Salaries and employee benefits	16,043	15,487	15,767
Occupancy and equipment	5,838	5,628	5,559
Computer and electronic banking services	3,867	3,785	3,477
Outside professional services	1,054	944	975
Marketing and advertising	823	757	791
Supplies	467	491	524
FDIC deposit insurance and regulatory assessments	894	1,306	1,756
Contribution to SI Financial Group Foundation	500	0	0
Other	3,106	3,120	2,556
Total noninterest expenses	32,592	31,518	31,405
Income before income tax provision	3,420	4,316	470
Income tax provision	1,003	1,313	35
Net income	$ 2,417	$ 3,003	$ 435
Net income per share:
Basic	$ 0.24	$ 0.29	$ 0.04
Diluted	$ 0.24	$ 0.29	$ 0.04

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 2,417	$ 3,003	$ 435
Unrealized gains on available for sale securities
Unrealized holding (losses) gains on available for sale securities	2,018	(58)	3,791
Less: reclassification adjustment for gains recognized in net income	(321)	(579)	(188)
Plus: credit portion of OTTI losses recognized in net income	98	325	151
Plus: noncredit portion of OTTI (losses) gains on available for sale securities	(1,142)	1,026	(440)
Net unrealized holding gains on available for sale securities	653	714	3,314
Net unrealized loss on interest-rate swap derivative	(220)	(85)	0
Other comprehensive income	433	629	3,314
Comprehensive income	$ 2,850	$ 3,632	$ 3,749

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Common Stock [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Additional Paid-in Capital [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Unallocated Common Shares Held By ESOP [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Unearned Restricted Shares [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Retained Earnings [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Treasury Stock [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Common Stock [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Additional Paid-in Capital [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Unallocated Common Shares Held By ESOP [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Unearned Restricted Shares [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Retained Earnings [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Treasury Stock [Member]
Balance at Dec. 31, 2008	$ 72,927	$ 126	$ 52,103	$ (3,553)	$ (714)	$ 35,848	$ (2,986)	$ (7,897)
Balance (in shares) at Dec. 31, 2008		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment for change in accounting principle for impairment of securities									0	0	0	0	0	2,717	(2,717)	0
Net income	435	0	0	0	0	435	0	0
Other Comprehensive Income	3,314	0	0	0	0	0	3,314	0
Restricted shares activity	0	0	37	0	80	(117)	0	0
Equity incentive plan shares earned	742	0	301	0	441	0	0	0
Allocation of ESOP shares	155	0	(168)	323	0	0	0	0
Tax deficiency from share-based stock compensation	(43)	0	(43)	0	0	0	0	0
Treasury stock purchased	(68)	0	0	0	0	0	0	(68)
Balance at Dec. 31, 2009	77,462	126	52,230	(3,230)	(193)	38,883	(2,389)	(7,965)
Balance (in shares) at Dec. 31, 2009		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment for change in accounting principle for impairment of securities																	0	0	0	0	0	(652)	652	0
Net income	3,003	0	0	0	0	3,003	0	0
Other Comprehensive Income	629	0	0	0	0	0	629	0
Cash dividends declared	(375)	0	0	0	0	(375)	0	0
Equity incentive plan shares earned	257	0	89	0	168	0	0	0
Allocation of ESOP shares	202	0	(121)	323	0	0	0	0
Treasury stock purchased	(74)	0	0	0	0	0	0	(74)
Balance at Dec. 31, 2010	81,104	126	52,198	(2,907)	(25)	40,859	(1,108)	(8,039)
Balance (in shares) at Dec. 31, 2010		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of common stock pursuant to reorganization and concurrent stock offering	50,330	(20)	42,311	0	0	0	0	8,039
Exchange of common stock pursuant to reorganization and concurrent stock offering (in shares)		(1,986,901)
Net income	2,417	0	0	0	0	2,417	0	0
Other Comprehensive Income	433	0	0	0	0	0	433	0
Cash dividends declared	(1,191)	0	0	0	0	(1,191)	0	0
Restricted shares activity	0	0	22	0	(22)	0	0	0
Equity incentive plan shares earned	100	0	91	0	9	0	0	0
Shares purchased for ESOP pursuant to reorganization (392,670 shares)	(3,141)	0	0	(3,141)	0	0	0	0
Allocation of ESOP shares	467	0	(13)	480	0	0	0	0
Tax benefit from share-based compensation	3	0	3	0	0	0	0	0
Treasury stock purchased	5	0	0	0	0	0	0	5
Balance at Dec. 31, 2011	$ 130,517	$ 106	$ 94,612	$ (5,568)	$ (38)	$ 42,085	$ (675)	$ (5)
Balance (in shares) at Dec. 31, 2011		10,576,849

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared per share	$ 0.12	$ 0.09
Shares purchased for ESOP pursuant to reorganization	392,670
Allocation of ESOP shares	48,637	29,004	29,004
Treasury stock purchased	547	10,517	10,097

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 2,417	$ 3,003	$ 435
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,558	902	2,830
Employee stock ownership plan expense	467	202	155
Equity incentive plan expense	100	257	742
Excess tax (benefit) from share-based compensation	(3)	0	43
Amortization (accretion) of investment premiums and discounts, net	650	394	(101)
Amortization of loan premiums and discounts, net	1,458	674	282
Depreciation and amortization of premises and equipment	1,947	1,971	1,926
Amortization of core deposit intangible	21	32	42
Net gain on sale of securities	(486)	(878)	(285)
Net (gain) loss on trading securities and derivatives	(195)	429	0
Deferred income tax provision (benefit)	891	(355)	275
Loans originated for sale	(47,134)	(55,634)	(56,732)
Proceeds from sale of loans held for sale	49,098	49,107	56,913
Net gain on sale of loans held for sale	(611)	(887)	(577)
Net gain on sale of loans held for investment	(275)	0	0
Net loss (gain) on disposal of equipment	41	5	(99)
Net loss (gain) on sales or write-downs of other real estate owned	236	534	(16)
Increase in cash surrender value of bank-owned life insurance	(289)	(290)	(294)
Gain on bank-owned life insurance	(122)	0	(291)
Other-than-temporary impairment losses on securities	148	492	228
Change in operating assets and liabilities:
Accrued interest receivable	(443)	228	380
Other assets	1,783	292	(4,480)
Accrued expenses and other liabilities	62	2,129	52
Net cash provided by operating activities	11,319	2,607	1,428
Cash flows from investing activities:
Purchases of available for sale securities	(139,919)	(91,716)	(95,071)
Proceeds from sales of available for sale securities	36,883	40,144	24,483
Proceeds from maturities of and principal repayments on available for sale securities	53,366	55,515	54,782
Net decrease in loans	23,016	52,031	41,803
Purchases of loans	(46,999)	(53,953)	(40,876)
Proceeds from sale of loans held for investment	7,966	0	0
Proceeds from sale of other real estate owned	954	3,685	1,865
Purchases of premises and equipment	(2,516)	(1,133)	(3,518)
Proceeds from bank-owned life insurance	603	0	565
Net cash paid for branch sale	0	0	(619)
Net cash (used in) provided by investing activities	(66,646)	4,573	(16,586)
Cash flows from financing activities:
Net increase in deposits	41,212	1,927	39,804
Net decrease in mortgagors' and investors' escrow accounts	(134)	(166)	(34)
Proceeds from Federal Home Loan Bank advances	23,000	23,355	37,300
Repayments of Federal Home Loan Bank advances	(37,100)	(25,286)	(60,800)
Stock offering escrow, net of expenses	2,774	47,556	0
Excess tax benefit (expense) from share-based compensation	3	0	(43)
Purchase of shares by ESOP pursuant to reorganization	(3,141)	0	0
Cash dividends on common stock	(1,191)	(375)	0
Treasury stock purchased	(5)	(74)	(68)
Net cash provided by financing activities	25,418	46,937	16,159
Net change in cash and cash equivalents	(29,909)	54,117	1,001
Cash and cash equivalents at beginning of year	78,321	24,204	23,203
Cash and cash equivalents at end of year	48,412	78,321	24,204
Supplemental cash flow information:
Interest paid	11,440	13,857	19,050
Income taxes paid, net	790	714	731
Transfer of stock offering escrow for issuance of common shares	47,556	0	0
Transfer of loans to other real estate owned	$ 881	$ 1,824	$ 5,529

BRANCH SALE	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
BRANCH SALE
Branch sale:
The Company paid cash of $619,000 for the disposition of the following net liabilities related to the sale of its branch office located in Gales Ferry, Connecticut in 2009.

Assets:
Loans receivable	$3
Fixed assets, net	950
Other assets	96
Total assets	1,049

Liabilities:
Deposits	1,668
Total liabilities	1,668
Net liabilities	$619
See accompanying notes to consolidated financial statements.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business
SI Financial Group, Inc. (the “Company”) is the holding company for Savings Institute Bank and Trust Company (the “Bank”).  Established in 1842, the Bank is a community-oriented financial institution headquartered in Willimantic, Connecticut.  The Bank provides a variety of financial services to individuals, businesses and municipalities through its twenty-one offices in eastern Connecticut.  Its primary products include savings, checking and certificate of deposit accounts, residential and commercial mortgage loans, commercial business loans and consumer loans.  In addition, wealth management services, which include trust, financial planning, life insurance and investment services, are offered to individuals and businesses through the Bank’s Connecticut offices.  SI Trust Servicing, a third-party provider of trust outsourcing services for community banks, expands the wealth management products offered by the Bank, and offers trust services to other community banks.  The Company does not conduct any material business other than owning all of the stock of the Bank and making payments on the subordinated debentures held by the Company.

Effective January 12, 2011, the Company completed its public stock offering and the concurrent conversion of the Bank from the mutual holding company form of organization to the stock form of organization (the "Conversion"). A total of 6,544,493 shares of common stock were sold in the subscription and community offerings at $8.00 per share, including 392,670 shares purchased by the Savings Institute Bank and Trust Company Employee Stock Ownership Plan (the "ESOP").  Additional shares totaling 4,032,356 were issued in exchange for shares of the former SI Financial Group, Inc., at an exchange ratio of 0.8981.  Shares outstanding after the stock offering and the exchange totaled 10,576,849.  Proceeds received from the stock offering totaled $50.3 million, net of costs of $2.0 million. Earnings per share and the weighted average common shares outstanding for the years ended December 31, 2010 and 2009 have been restated to reflect the exchange.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank, and the Bank’s wholly-owned subsidiaries, 803 Financial Corp., SI Mortgage Company and SI Realty Company, Inc.  All significant intercompany accounts and transactions have been eliminated.

Basis of Financial Statement Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and general practices within the banking industry.  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, as of the date of the balance sheets and reported amounts of revenues and expenses for the years presented.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, other-than-temporary impairment (“OTTI”) of securities, deferred income taxes and the impairment of long-lived assets.

Reclassifications
Certain amounts in the Company’s consolidated financial statements have been reclassified to conform to the 2011 presentation.  Such reclassifications had no effect on net income.

Significant Group Concentrations of Credit Risk
Most of the Company’s activities are with customers located within eastern Connecticut.  The Company does not have any significant concentrations in any one industry or customer.  See Notes 3 and 4 for details relating to the Company’s investment and lending activities.

Cash and Cash Equivalents and Statements of Cash Flows
Cash and due from banks, federal funds sold and short-term investments with maturities at date of purchase of less than 90 days are recognized as cash equivalents in the statements of cash flows.  Federal funds sold generally mature in one day.  For purposes of reporting cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.  Cash flows from loans and deposits are reported on a net basis.  The Company maintains amounts due from banks and federal funds sold that, at times, may exceed federally insured limits.  The Company has not experienced any losses from such concentrations.

Fair Value Hierarchy
The Company groups its assets and liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using unobservable inputs to pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Securities
Management determines the appropriate classification of securities at the date individual securities are acquired, and the appropriateness of such classification is reassessed at each reporting date.

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities that are held principally for the purpose of trading in the near term are classified as “trading securities.”  Trading securities are carried at fair value, with unrealized gains and losses recognized in earnings.  Interest and dividends are included in net interest income.  Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of taxes.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

At each reporting period, the Company evaluates securities with a decline in fair value below the amortized cost of the investment to determine whether or not the impairment is deemed to be other than temporary. The evaluation is based upon factors such as the creditworthiness of the issuers/guarantors, the underlying collateral, if applicable, and the continuing performance of the securities.  Management also evaluates other facts and circumstances that may be indicative of an OTTI condition, such as the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuers.  OTTI is required to be recognized if (1) the Company intends to sell the security; (2) it is “more likely than not” that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) for debt securities, the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. Marketable equity securities are evaluated for OTTI based on the severity and duration of the impairment and, if deemed to be other-than-temporary, the declines in fair value are reflected in earnings as realized losses.  For impaired debt securities that the Company intends to sell, or more likely than not will be required to sell, the full amount of the depreciation is recognized as OTTI through earnings. For all other impaired debt securities, credit-related OTTI is recognized through earnings and noncredit-related OTTI is recognized in other comprehensive income, net of applicable taxes.  See Notes 3 and 15 for more details.

Federal Home Loan Bank Stock
The Bank, as a member of the Federal Home Loan Bank of Boston (“FHLB”), is required to maintain an investment in capital stock of the FHLB.  Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost.  At its discretion, the FHLB may declare dividends on its stock.  The stock is redeemable at par by the FHLB and the Company’s ability to redeem the shares owned is dependent on the redemption practices of the FHLB.  The Company reviews its investment in FHLB stock for impairment based on the ultimate recoverability of the cost basis in the FHLB stock.  No impairment charges were recognized for the years ended December 31, 2011, 2010 and 2009.

Loans Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of amortized cost or fair value, as determined by aggregate outstanding commitments from investors or current investor yield requirements.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold on the trade date and reported within mortgage banking activities on the accompanying statements of income.

Loans Receivable
Loans receivable are stated at current unpaid principal balances, net of the allowance for loan losses and deferred loan origination fees and costs.  Management has the ability and intent to hold its loans receivable for the foreseeable future or until maturity or pay-off.

A loan is impaired when, based on current information and events, it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan by loan basis for residential and commercial mortgage loans and commercial business loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.  Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not typically identify individual consumer loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

The Company periodically may agree to modify the contractual terms of loans.  When a loan is modified and concessions have been made to the original contractual terms, such as reductions of interest rates or deferral of interest or principal payments, due to the borrower’s financial condition, the modification is considered a troubled debt restructuring (“TDR”).  All TDRs are initially classified as impaired.

Management considers all nonaccrual loans and TDRs to be impaired.  In most cases, loan payments less than 90 days past due are considered minor collection delays and the related loans are generally not considered impaired.

Allowance for Loan Losses
The allowance for loan losses, a material estimate which could change significantly in the near-term, is established through a provision for loan losses charged to earnings to account for losses that are inherent in the loan portfolio and estimated to occur, and is maintained at a level that management considers adequate to absorb losses in the loan portfolio.  Loan losses are charged against the allowance for loan losses when management believes that the uncollectibility of the principal loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance for loan losses when received.  In the determination of the allowance for loan losses, management may obtain independent appraisals for significant properties, if necessary.

Management's judgment in determining the adequacy of the allowance is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  The allowance for loan losses is evaluated on a monthly basis by management and is based on the evaluation of the known and inherent risk characteristics and size and composition of the loan portfolio, the assessment of current economic and real estate market conditions, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, historical loan loss experience, the level of nonperforming loans, delinquencies, classified assets and loan charge-offs and evaluations of loans and other relevant factors.

The allowance for loan losses consists of the following key elements:

◦
Specific allowance for identified impaired loans.  For such loans that are identified as impaired, an allowance is established when the present value of expected cash flows (or observable market price of the loan or fair value of the collateral if the loan is collateral dependent) of the impaired loan is lower than the carrying value of that loan.

◦
General valuation allowance.  The general component represents a valuation allowance on the remainder of the loan portfolio, after excluding impaired loans.  For this portion of the allowance, loans are segregated by category and assigned an allowance percentage based on historical loan loss experience adjusted for qualitative factors stratified by the following loan segments:  residential one- to four-family, multi-family and commercial real estate, construction, commercial business and consumer.   Management uses a rolling average of historical losses based on the time frame appropriate to capture relevant loss data for each loan segment.  This historical loss factor is adjusted for the following qualitative factors: levels/trends in delinquencies; level of loan charge-offs and nonperforming loans; trends in terms of volume, nature and terms of loans; effects of changes in risk selection, underwriting standards and other changes in lending policies, procedures and practices; experience/ability and depth of lending management and staff and national and local economic trends and conditions.

The qualitative factors are determined based on the various risk characteristics for each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential – One- to Four-Family – The Bank does not originate conventional loans with loan-to-value ratios exceeding 95% and generally originates loans with loan-to-value ratios in excess of 80% only when secured by first liens on owner-occupied one- to four-family residences.  Loans with loan-to-value ratios in excess of 80% generally require private mortgage insurance or additional collateral. All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower.  The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality of this segment.

Multi-family and Commercial – Loans in this segment are originated for the purpose of acquiring, developing, improving or refinancing multi-family and commercial real estate where the property is the primary collateral securing the loan, and the income generated from the property is the primary repayment source.  The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn, will have an effect on the credit quality in this segment.  Payments on loans secured by income-producing properties often depend on the successful operation and management of the properties. Management continually monitors the cash flows of these loans.

Construction – This segment includes loans to individuals, and to a lesser extent builders, to finance the construction of residential dwellings.  The Bank also originates construction loans for commercial development projects.  Upon the completion of construction, the loan generally converts to a permanent mortgage loan.  Credit risk is affected by cost overruns, time to sell at an adequate price and market conditions.

Commercial Business – Loans in this segment are made to businesses and are generally secured by assets of the business.  Repayment is expected from the cash flows of the business.  A weakened economy and reduced viability of the industry in which the customer operates will have a negative impact on the credit quality in this segment.

Consumer – Loans in this segment primarily include home equity lines of credit (representing both first and second liens), and, to a lesser extent, loans secured by marketable securities, passbook or certificate accounts, motorcycles, automobiles and recreational vehicles, as well as unsecured loans.  Consumer loan collections depend on the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.

In computing the allowance for loan losses, we do not assign a general valuation allowance to the SBA and USDA loans that we purchase as such loans are fully guaranteed.  These loans are included in commercial business loans. Such loans account for $127.4 million, or 20.5% of the loan portfolio at December 31, 2011.

The majority of the Company's loans are collateralized by real estate located in eastern Connecticut. Accordingly, the collateral value of a substantial portion of the Company's loan portfolio and real estate acquired through foreclosure is susceptible to changes in market conditions.

Although management believes that it uses the best information available to establish the allowance for loan losses, future adjustments to the allowance for loan losses may be necessary and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used in making the determinations.  Furthermore, while management believes it has established the allowance for loan losses in conformity with U.S. generally accepted accounting principles, the regulatory agencies, in reviewing the loan portfolio, may request us to increase our allowance for loan losses based on judgments different from ours.  In addition, because future events affecting borrowers and collateral cannot be predicted with certainty, the existing allowance for loan losses may not be adequate or increases may be necessary should the quality of any loans deteriorate as a result of the factors discussed above.  Any material increase in the allowance for loan losses would adversely affect the Company’s financial condition and results of operations.

Interest and Fees on Loans
Interest on loans is accrued and included in net interest income based on contractual rates applied to principal amounts outstanding.  Accrual of interest is discontinued when loan payments are 90 days or more past due, based on contractual terms, or when, in the judgment of management, collectibility of the loan or loan interest becomes uncertain.  Subsequent recognition of income occurs only to the extent payment is received subject to management's assessment of the collectibility of the remaining interest and principal.  A nonaccrual loan is restored to accrual status when it is no longer delinquent and collectibility of interest and principal is no longer in doubt and the borrower has made regular payments in accordance with the terms of the loan over a period of at least six months.  Interest collected on nonaccrual loans is recognized only to the extent cash payments are received, and may be recorded as a reduction to principal if the collectibility of the principal balance of the loan is unlikely.

Loan origination fees and direct loan origination costs are deferred, and the net amount is recognized as an adjustment of the related loan's yield utilizing the interest method over the contractual life of the loan.

Derivative Financial Instruments
Derivative financial instruments are recognized as assets and liabilities on the consolidated balance sheets and measured at fair value.

Interest Rate Swap Agreement - The Company uses an interest rate swap agreement, as part of its interest rate risk management strategy, to hedge the interest rate of its subordinated debt.  Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period.  The notional amount on which the interest payments are based is not exchanged.  The Company’s swap agreement is a derivative instrument and converts a portion of the Company’s variable-rate debt to a fixed-rate.

The Company has characterized its interest rate swap as a cash flow hedge.  Cash flow hedges are used to minimize the variability in cash flows of assets or liabilities, or forecasted transactions caused by interest rate fluctuations, and are recorded at fair value in other assets or liabilities within the Company’s balance sheets.  Changes in the fair value of these cash flow hedges are initially recorded as a component of other comprehensive income and subsequently reclassified into earnings when the hedged transaction affects earnings.  The ineffective portion of the gain or loss on derivative instruments, if any, is recognized in earnings.

Interest rate derivative financial instruments receive hedge accounting treatment only if they are designated as a hedge and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk.  Those derivative financial instruments that do not meet specified hedging criteria would be recorded at fair value with changes in fair value recorded in earnings.  If periodic assessment indicates derivatives no longer provide an effective hedge, the derivative contracts would be closed out and settled, or classified as a trading activity. For cash flow hedges, the net settlement (upon close-out or termination) that offsets changes in the value of the hedged debt is deferred and amortized into net interest income over the life of the hedged debt.  The portion, if any, of the net settlement amount that did not offset changes in the value of the hedged asset or liability is recognized immediately in noninterest income.

Cash flows resulting from the derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows of the items being hedged.

Derivative Loan Commitments - Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  Loan commitments that are derivatives are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.

Forward Loan Sale Commitments - To protect against the price risk inherent in derivative loan commitments, the Company utilizes “mandatory delivery” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments.  Mandatory delivery contracts are accounted for as derivative instruments.  Mandatory delivery forward loan sale commitments are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.  Subsequent to inception, changes in the fair value of the loan commitment are recognized based on changes in fair value of the underlying mortgage loan due to interest rate changes, changes in the probability the derivative loan commitment will be exercised and the passage of time.  In estimating fair value, the Company assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the transferred assets and no condition both constrains the transferee from taking advantage of that right and provides more than a trivial benefit for the transferor and (3) the transferor does not maintain effective control over the transferred assets through either (a) an agreement that both entitles and obligates the transferor to repurchase or redeem the assets before maturity or (b) the ability to unilaterally cause the holder to return specific assets.

During the normal course of business, the Company may transfer a portion of a financial asset, for example, a participation loan or the government guaranteed portion of a loan.  In order to be eligible for sales treatment, the transfer of the portion of the loan must meet the criteria of a participating interest.  If it does not meet the criteria of a participating interest, the transfer must be accounted for as a secured borrowing.  In order to meet the criteria for a participating interest, all cash flows from the loan must be divided proportionately, the rights of each loan holder must have the same priority, the loan holders must have no recourse to the transferor other than standard representations and warranties and no loan holder has the right to pledge or exchange the entire loan.

Other Real Estate Owned
Other real estate owned consists of properties acquired through, or in lieu of, loan foreclosure or other proceedings and is initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, the properties are held for sale and are carried at the lower of carrying amount or fair value less estimated costs of disposal.  Any write-down to fair value at the time of acquisition is charged to the allowance for loan losses.  Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and a charge to operations is recorded as necessary to reduce the carrying amount to fair value less estimated costs to dispose.  Revenue and expense from the operation of other real estate owned and the provision to establish and adjust valuation allowances are included in noninterest expenses.  Costs relating to the development and improvement of the property are capitalized, subject to the limit of fair value of the collateral. Gains or losses are included in noninterest expenses upon disposal.  See Note 5 for additional details related to other real estate owned.

Premises and Equipment
Land is carried at cost.  Premises and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is charged to operations using the straight-line method over the estimated useful lives of the related assets.  Leasehold improvements are amortized over the shorter of the estimated economic lives of the improvements or the expected lease terms.  Expected terms include lease option periods to the extent that the exercise of such options is reasonably assured.  The estimated useful lives of the assets are as follows:

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years

Gains and losses on dispositions are recognized upon realization.  Maintenance and repairs are expensed as incurred and improvements are capitalized.

Bank-owned Life Insurance
Bank-owned life insurance policies are presented on the consolidated balance sheets at cash surrender value. Changes in cash surrender value, as well as gains on the surrender of policies, are reflected in noninterest income on the consolidated statements of income and are not subject to income taxes.  See Note 11 for additional discussion.

Servicing
The Company services mortgage loans for others.  Mortgage servicing assets are recognized as separate assets when rights are acquired through purchase or retained through the sale of financial assets.  For sales of mortgage loans, a portion of the cost of originating the loan is allocated to the servicing right based on fair value.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  Capitalized servicing rights are reported in other assets and are amortized into mortgage banking income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to the amortized cost. Impairment is determined by stratifying rights by predominant risk characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that the fair value is less than the capitalized amount for the stratum.  Changes in the valuation allowance are reported in loan servicing fee income.

Servicing fee income is recorded for fees earned for servicing loans, which is included in mortgage banking income.  The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned.

Impairment of Long-lived Assets
Long-lived assets, including premises and equipment and certain identifiable intangible assets that are held and used by the Company, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  If impairment is indicated by that review, the asset is written down to its estimated fair value through a charge to earnings.

Goodwill and other intangibles are evaluated for impairment annually, or more frequently if events or changes in circumstances warrant such evaluation.  The Company identified the following two reporting units for evaluating goodwill impairment: (1) SI Trust Servicing and (2) the Bank excluding SI Trust Servicing. In prior years, the Colchester and New London branches were considered the reporting units for which goodwill impairment was evaluated. For 2011, it was determined that due to the synergies among the branches within the Bank's branch network, it was more appropriate that the branches should be aggregated and deemed a single reporting unit based on their economic characteristics.  In performing the goodwill impairment testing and measurement process to assess potential impairment in accordance with applicable guidance, the Company utilized an income approach to determine the fair value of each of the reporting units.  The income approach was based on discounted cash flows derived from assumptions of balance sheet and income statement activity, using observable market data to the extent available.  Management developed a financial forecast considering several long-term key business drivers, such as anticipated loan and deposit growth for the branch network and estimates of revenue and operating costs utilizing the current and projected revenue and cost structure.  Growth estimates for deposits and loans were based on a combination of historical trends and anticipated growth projections.  Weighted average interest rates for loans and deposits were utilized to calculate interest income and interest expense based on an analysis of the (1) average rate of interest for major product types and (2) anticipated run-off of existing accounts and projected interest rates at the time of maturity for certificates of deposit accounts.

The implied fair values based on the discounted cash flows were compared to the carrying balances of goodwill for each of the reporting units to determine impairment.  No reduction in the carrying value of goodwill was recognized during 2011 as a result of the goodwill impairment analysis. During 2010, the Company reduced the carrying value of goodwill related to its Colchester, Connecticut branch acquisition by $37,000 through a charge to earnings as a result of the goodwill impairment analysis.  During 2009, the Company reduced the carrying value of goodwill related to its New London, Connecticut branch acquisition by $57,000 through a charge to earnings as a result of the goodwill impairment analysis.  The impairment charges had no effect on the Company’s cash balances or liquidity.  In addition, as goodwill and other intangible assets are not included in the calculation of regulatory capital, the regulatory ratios of the Bank were not affected by these impairment charges.

Other Investments
The Company is a limited partner in three Small Business Investment Companies (“SBICs”), which are licensed by the Small Business Administration.  They provide mezzanine financing and private equity investments to small companies which may not otherwise qualify for standard bank financing.  The Company records its investment in the SBICs at cost and evaluates its investment for impairment on a quarterly basis.  Impairment that is considered by management to be other-than-temporary, results in a write-down of the investment which is recognized as a charge to earnings.  See Note 12 regarding the Bank's investment in and outstanding capital commitments to the limited partnerships.

Trust Assets
Trust assets held in a fiduciary or agency capacity, other than trust cash on deposit at the Bank, are not included in these consolidated financial statements because they are not assets of the Company.  Trust fees are recognized on the accrual basis of accounting.

Related Party Transactions
Directors, officers and affiliates of the Company and the Bank have been customers of and have had transactions with the Bank, and it is expected that such persons will continue to have such transactions in the future. Management believes that all deposit accounts, loans, services and commitments comprising such transactions were made in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other customers who were not directors, officers or affiliates.  In the opinion of management, the transactions with related parties did not involve more than the normal risk of collectibility, favored treatment or terms or present other unfavorable features.  See Note 13 for details regarding related party transactions.

Employee Stock Ownership Plan
The loans to the Employee Stock Ownership Plan ("ESOP") are repaid from the Bank’s contributions to the ESOP and dividends payable on common stock held by the ESOP over an initial period of 15 to 20 years.  Unearned compensation applicable to the ESOP is reflected as a reduction of shareholders’ equity on the consolidated balance sheets. Compensation expense is recognized as ESOP shares are committed to be released and is based on the average fair market value of the shares during the period.  The difference between the average fair value and the cost of the shares allocated by the ESOP is recorded as an adjustment to additional paid-in capital. Unallocated ESOP shares are not considered outstanding for calculating earnings per share.  Dividends paid on allocated ESOP shares are charged to retained earnings and dividends paid on unallocated ESOP shares are used to satisfy debt service.  See Note 11 for additional discussion.

Equity Incentive Plan
The Company measures and recognizes compensation cost relating to share-based compensation based on the grant date fair value of the equity instruments issued.  Share-based compensation is recognized on a straight-line basis over the period the employee is required to provide services for the award.   Reductions in compensation expense associated with forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted based on actual forfeiture experience.  The fair value of each restricted stock allocation, equal to the market price at the date of grant, is recorded as unearned restricted shares.  The fair value of each stock option award is determined on the date of grant using the Black-Scholes option pricing model, which includes several assumptions such as expected volatility, dividends, term and risk-free rate for each stock option award.  See Note 11 for additional discussion.

Income Taxes
Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company exercises significant judgment in evaluating the amount and timing of recognition of the resulting tax assets and liabilities.  These judgments require the Company to make projections of future taxable income.  These judgments and estimates, which are inherently subjective, are reviewed periodically as regulatory and business factors change.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company does not have any uncertain tax positions which require accrual or disclosure at December 31, 2011 and 2010.  In accordance with the provisions of applicable accounting guidance, in future periods, the Company may record a liability for unrecognized tax benefits related to the recognition, derecognition or change in measurement of a tax position as a result of new tax positions, changes in management’s judgment about the level of uncertainty of existing tax positions, expiration of open income tax returns due to the statutes of limitation, status of examinations and litigation and legislative activity.  The Company has elected to report future interest and penalties related to unrecognized tax benefits, if any, as income tax expense in the Company’s consolidated statements of income.  No interest or penalties were recorded for the years ended December 31, 2011, 2010 and 2009.

Income tax benefits related to stock compensation in excess of grant date fair value less any proceeds on exercise are recognized as an increase to additional paid-in capital upon vesting or exercising and delivery of the stock.  Any income tax effects related to stock compensation that are less than grant date fair value less any proceeds on exercise would be recognized as a reduction of additional paid-in capital to the extent of previously recognized income tax benefits and then through income tax expense for the remaining amount.

Comprehensive Income
Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and certain cash flow hedges, are reported as a separate component of shareholders’ equity, such items, along with net income, are components of comprehensive income.  See Note 15 for components of other comprehensive income and the related tax effects.

Treasury Stock
Common stock shares repurchased are recorded as treasury stock at cost.

Earnings Per Share
Basic earnings per share is calculated by dividing the net income available to common stockholders by the weighted average number of common shares outstanding during the period.  Unvested restricted shares are considered outstanding in the computation of basic earnings per share since the shares participate in dividends and the rights to the dividends are non-forfeitable.  Diluted earnings per share is computed in a manner similar to basic earnings per share except that the weighted average number of common shares outstanding is increased to include the incremental common shares (as computed using the treasury stock method) that would have been outstanding if all potentially dilutive common stock equivalents were issued during the period.  The Company’s common stock equivalents relate solely to stock options.  Treasury shares and unallocated common shares held by the Bank's ESOP are not deemed outstanding for earnings per share calculations.

Anti-dilutive shares are common stock equivalents with weighted average exercise prices in excess of the weighted average market value for the periods presented, and are not considered in diluted earnings per share calculations. The Company had 443,026 and 420,200 anti-dilutive common shares outstanding for the years ended December 31, 2011 and 2010, respectively. For the year ended December 31, 2009, all common stock equivalents were anti-dilutive and were not included in the computation of diluted earnings per share. The computation of earnings per share is as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands, Except Share Amounts)

Net income	$2,417	$3,003	$435
Weighted average common shares outstanding (1):
Basic	9,988,322	10,302,201	10,283,731
Effect of dilutive stock options	20,538	2,615	—
Diluted	10,008,860	10,304,816	10,283,731

Earnings per share (1):
Basic	$0.24	$0.29	$0.04
Diluted	$0.24	$0.29	$0.04

(1) The number of shares outstanding, and resulting earnings per share, for the years ended December 31, 2010 and 2009 have been restated to reflect that on January 12, 2011, each outstanding share was converted to 0.8981 shares of company common stock in connection with the Conversion.

Business Segment Reporting
Public companies are required to report (i) certain financial and descriptive information about “reportable operating segments,” as defined, and (ii) certain enterprise-wide financial information about products and services, geographic areas and major customers.  An operating segment is a component of a business for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and evaluate performance.  The Company’s operations are limited to financial services provided within the framework of a community bank, and decisions are generally based on specific market areas and or product offerings.  Accordingly, based on the financial information presently evaluated by the Company’s chief operating decision-maker, the Company’s operations are aggregated in one reportable operating segment.

Advertising Costs
Advertising costs are expensed as incurred.

Recent Accounting Pronouncements
A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring - In April 2011, the Financial Accounting Standards Board ("FASB") issued additional guidance to creditors in evaluating whether a modification or restructuring of a loan is a troubled debt restructuring to limit diversity in the application of GAAP which could adversely affect comparability of financial statements. The update provides guidance on (1) how to determine whether a creditor has granted a concession and (2) whether a borrower is experiencing financial difficulty. For public entities, the amendments were effective for the first interim or annual period beginning on or after June 15, 2011 and should be applied retrospectively to restructurings occurring on or after the beginning of the annual period of adoption. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements. See Note 4 for additional disclosures.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements - In May 2011, the FASB amended its standard related to fair value measurement and disclosure requirements in accordance with GAAP and International Financial Reporting Standards. The amendments (1) change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurement, (2) clarify the intent of the application of existing fair value measurement requirements and (3) change the requirements for measuring fair value and for disclosing information about fair value. The amendments are not intended to change the application of existing requirements for fair value measurement. The amendments should be applied prospectively effective during the first interim and annual periods beginning after December 15, 2011. The adoption of these amendments is not expected to have a material impact on the Company's consolidated financial statements.

Presentation of Comprehensive Income - In June 2011, the FASB amended its standard related to the presentation of comprehensive income. Under this amendment, an entity will have the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income in a single continuous statement or in two separate but consecutive statements. Regardless of which method an entity chooses, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and other comprehensive income are presented. Early adoption is permitted. The Company adopted this amendment, except for the deferral of the presentation of reclassification of items out of accumulated other comprehensive income to net income, as of December 31, 2011 with the presentation of separate consolidated statements of comprehensive income.

Testing of Goodwill for Impairment - In September 2011, the FASB amended its standard related to how entities test goodwill for impairment. Under this amendment, an entity is now permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. Under this amendment, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit's fair value from a prior year. The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities - In December 2011, The FASB amended its standard related to disclosure requirements for offsetting assets and liabilities. Under this amendment, an entity will be required to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by these amendments retrospectively for all comparative periods presented. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain cash reserve balances against its respective transaction accounts and non-personal time deposits.  At December 31, 2011 and 2010, the Bank was required to maintain cash and liquid asset reserves of $858,000 and $559,000, respectively, and to maintain $3.0 million in the Federal Reserve Bank for clearing purposes to satisfy such reserve requirements at December 31, 2011 and 2010.

SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
SECURITIES
SECURITIES

Trading securities:
During the third quarter of 2010, the Company elected to record two collateralized debt obligations at fair value and reclassified them to trading securities from available for sale securities in accordance with applicable guidance.  These securities had an aggregate carrying value and fair value of $248,000 at December 31, 2010.  Cumulative unrealized losses at the date of election totaling $652,000 were reclassified from accumulated other comprehensive loss to retained earnings as a cumulative effect adjustment resulting from a change in accounting principle.  These securities were sold during the quarter ended June 30, 2011. For the year ended December 31, 2011, the net gain in fair value on trading securities was $182,000, compared to a net loss in fair value on trading securities of $408,000 for the year ended December 31, 2010. The Company does not purchase securities with the intent of selling them in the near term.

Available for sale securities:
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2011 and 2010 are as follows:

	December 31, 2011
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$88,917	$770	$(100)	$89,587
Government-sponsored enterprises	17,204	462	—	17,666
Mortgage-backed securities:(2)
Agency - residential	85,552	3,070	(178)	88,444
Non-agency - residential	7,766	21	(899)	6,888
Non-agency - HELOC	3,097	—	(559)	2,538
Corporate debt securities	14,094	240	(287)	14,047
Collateralized debt obligations	6,275	—	(3,358)	2,917
Obligations of state and political subdivisions	6,488	278	—	6,766
Tax-exempt securities	70	1	—	71
Foreign government securities	75	—	—	75
Total debt securities	229,538	4,842	(5,381)	228,999

Equity securities:
Equity securities - financial services	228	1	(24)	205
Equity securities - other	1,609	96	(95)	1,610
Total equity securities	1,837	97	(119)	1,815
Total available for sale securities	$231,375	$4,939	$(5,500)	$230,814

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”).  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2010
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$23,399	$197	$(13)	$23,583
Government-sponsored enterprises	29,912	283	(202)	29,993
Mortgage-backed securities:(2)
Agency - residential	84,408	3,132	(170)	87,370
Non-agency - residential	11,039	127	(711)	10,455
Non-agency - HELOC	3,797	—	(598)	3,199
Corporate debt securities	14,502	252	(37)	14,717
Collateralized debt obligations	6,466	—	(3,934)	2,532
Obligations of state and political subdivisions	6,800	157	(52)	6,905
Tax-exempt securities	140	4	—	144
Foreign government securities	100	—	—	100
Total debt securities	180,563	4,152	(5,717)	178,998

Equity securities:
Equity securities - financial services	1,024	27	(13)	1,038
Total available for sale securities	$181,587	$4,179	$(5,730)	$180,036

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”) Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

At December 31, 2011 and 2010, government-sponsored enterprise securities with an amortized cost of $5.0 million and $4.0 million, respectively, and a fair value of $5.1 million and $4.1 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2011 are presented below.  Actual maturities of mortgage-backed securities ("MBS") may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.  Because mortgage-backed securities are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$8,102	$8,171
After 1 but within 5 years	29,750	30,227
After 5 but within 10 years	9,600	9,722
After 10 years	85,671	83,009
	133,123	131,129
Mortgage-backed securities	96,415	97,870
Total debt securities	$229,538	$228,999

The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Gross gains on sales	$589	$1,096	$942
Gross losses on sales	(103)	(218)	(657)
Net gain on sale of securities	$486	$878	$285

The tax provision applicable to the above net realized gains amounted to $165,000, $299,000 and $97,000 for the years ended December 31, 2011, 2010 and 2009, respectively.   Proceeds from the sale of available for sale securities totaled $36.9 million, $40.1 million and $24.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following tables present information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2011:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$32,390	$94	$415	$6	$32,805	$100
Mortgage-backed securities:
Agency - residential	8,241	111	1,969	67	10,210	178
Non-agency - residential	—	—	5,305	899	5,305	899
Non-agency - HELOC	—	—	2,538	559	2,538	559
Corporate debt securities	3,482	234	946	53	4,428	287
Collateralized debt obligations	—	—	2,917	3,358	2,917	3,358
Equity securities - financial services	169	24	—	—	169	24
Equity securities - other	708	95	—	—	708	95
Total	$44,990	$558	$14,090	$4,942	$59,080	$5,500

	Less Than 12 Months		12 Months Or More		Total
December 31, 2010:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$2,053	$4	$858	$9	$2,911	$13
Government-sponsored enterprises	16,636	202	—	—	16,636	202
Mortgage-backed securities:
Agency - residential	15,881	170	—	—	15,881	170
Non-agency - residential	2,805	9	6,512	702	9,317	711
Non-agency - HELOC	—	—	3,198	598	3,198	598
Corporate debt securities	3,667	37	—	—	3,667	37
Collateralized debt obligations	28	60	2,504	3,874	2,532	3,934
Obligations of state and political subdivisions	1,493	52	—	—	1,493	52
Equity securities - financial services	—	—	747	13	747	13
Total	$42,563	$534	$13,819	$5,196	$56,382	$5,730

For debt securities with OTTI losses, the Company estimated the portion of loss attributable to credit using a discounted cash flow model in accordance with applicable guidance.  Significant inputs for the non-agency mortgage-backed securities included the estimated cash flows of the underlying collateral based on key assumptions, such as default rate, loss severity and prepayment rate.  Assumptions used can vary widely from loan to loan, and are influenced by such factors as loan interest rate, geographical location of the borrower, borrower characteristics and collateral type.  Significant inputs for the collateralized debt obligations included estimated cash flows and prospective deferrals, defaults and recoveries based on the underlying seniority status and subordination structure of the pooled trust preferred debt tranche at the time of measurement.  Prospective deferral, default and recovery estimates affecting projected cash flows were based on an analysis of the underlying financial condition of the individual issuers, with consideration of the account’s capital adequacy, credit quality, lending concentrations and other factors.  All cash flow estimates were based on the securities’ tranche structure and contractual rate and maturity terms.  The Company utilized the services of an independent third-party valuation firm to obtain information about the structure in order to determine how the underlying collateral cash flows will be distributed to each security issued from the structure.  The present value of the expected cash flows was compared to the Company’s holdings to determine the credit-related impairment loss, if any.

To the extent that continued changes in interest rates, credit movements and other factors that influence fair value of investments occur, the Company may be required to record additional impairment charges for OTTI in future periods.

At December 31, 2011, twenty-eight debt securities with gross unrealized losses have aggregate depreciation of approximately 8.5% of the Company’s amortized cost basis.  The majority of the unrealized losses related to the Company’s collateralized debt obligations and non-agency mortgage-backed securities.  For the years ended December 31, 2011, 2010 and 2009, the Company recognized $148,000, $492,000 and $228,000, respectively, of net impairment charges on investments deemed other-than-temporarily impaired. At December 31, 2011, eighty-one marketable equity securities were in a gross unrealized loss position. The following summarizes, by security type, the basis for management’s determination during the preparation of the financial statements of whether the applicable investments within the Company’s securities portfolio were other-than-temporarily impaired at December 31, 2011.

U.S. Government and Agency Obligations and Government–Sponsored Enterprises.  The unrealized losses on the Company’s U.S. Government and agency obligations and government-sponsored enterprises related primarily to a widening of the rate spread to comparable treasury securities.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell the securities before their anticipated recovery, which may be at maturity, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Mortgage-backed Securities - Agency - Residential. The unrealized losses on the Company’s agency–residential mortgage-backed securities were caused by increases in the rate spread to comparable treasury securities. The Company does not expect these securities to settle at a price less than the amortized cost basis of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before the recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2011.

Mortgage-backed Securities - Non-agency - Residential.  Despite significant improvement in the market, these securities continue to trade well below historic levels, particularly those backed by jumbo or hybrid loan collateral.  In particular, five non-agency residential mortgage-backed securities displayed market pricing significantly below book value or were rated below investment grade at December 31, 2011.  At December 31, 2011, management evaluated credit rating details for the tranche, as well as credit information on subordinate tranches, potential future credit losses and loss analyses.  Additionally, management reviewed reports prepared by an independent third party for certain non-agency mortgage-backed securities.  The Company previously recorded OTTI losses on one of these non-agency mortgage-backed securities totaling $1.1 million related to credit.  In 2011, the Company recorded OTTI losses of $86,000 on another non-agency mortgage-backed security. The Company has not recorded any further impairment losses as of December 31, 2011 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity. The following table details the Company’s non-agency mortgage-backed securities that were rated below investment grade at December 31, 2011.

Security	Class (1)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (2)	Total Credit- Related OTTI (3)	Credit Support Coverage Ratios (4)
(Dollars in Thousands)
MBS 1	SSNR, AS	$2,181	$—	$(560)	$1,621	CCC	$86	0.31
MBS 2	SSUP, AS	22	11	—	33	D	1,059	0.00
MBS 3	PT, AS	304	—	(8)	296	CCC	—	0.56
MBS 4	CSTR	3,718	—	(331)	3,387	BB-	—	3.00
MBS 5	PT, AS	1,340	8	—	1,348	B	—	1.51
		$7,565	$19	$(899)	$6,685		$1,145

(1) Class definitions: PT - Pass Through, AS - Accelerated, SSNR - Super Senior, SSUP - Senior Support and CSTR - Collateral Strip Interest.
(2) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(3) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2011.
(4) The credit support coverage ratio, which is the ratio that determines the multiple of credit support, is based on assumptions for the performance of the loans within the delinquency pipeline.  The assumptions used are: current collateral support/((60 day delinquencies x .60)+(90 day delinquencies x .70)+(foreclosures x 1.00) + (other real estate x 1.00)) x .40 for loss severity.

Mortgage-backed Securities - Non-agency - HELOC.  The unrealized loss on the Company’s non-agency - HELOC mortgage-backed security is related to one security whose market has been illiquid.  This security is collateralized by home equity lines of credit secured by first and second liens and insured by Financial Security Assurance.  At December 31, 2011, management evaluated credit rating details, collateral support and loss analyses.  All of the unrealized losses on this security relate to factors other than credit.  Because the Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell this security before the recovery of its amortized cost basis, which may be at maturity, the Company did not record an impairment loss at December 31, 2011.

Corporate Debt Securities. Substantially all of the corporate debt securities are rated investment-grade, including those in an unrealized loss position. Various factors were considered in assessing whether the Company expects to recover the amortized cost of corporate debt securities including, but not limited to, the strength of issuer credit ratings, the financial condition of guarantors and the length of time and the extent to which a security's fair value has been less than its amortized cost. Of the $287,000 in gross unrealized losses related to corporate debt securities, $53,000 related to securities that have been in an unrealized loss position for 12 months or more. Based on management's assessment, the Company expects to recover the entire amortized cost basis of all corporate debt securities that were in an unrealized loss position as of December 31, 2011.

Collateralized Debt Obligations.  The unrealized losses on the Company’s collateralized debt obligations related to investments in pooled trust preferred securities (“PTPS”).  The PTPS market has stabilized at depressed market values as a result of market saturation.  Transactions for PTPS have been limited and have occurred primarily as a result of distressed or forced liquidation sales. The securities were widely held by hedge funds and European banks and used to offset interest rate exposure tied to LIBOR. As the positions have unwound, an excess supply of these securities have saturated the market.

Management evaluated current credit ratings, credit support and stress testing for future defaults related to the Company’s PTPS.  Management also reviewed analytics provided by the trustee and independent OTTI reviews and associated cash flow analyses performed by an independent third party.  The unrealized losses on the Company’s PTPS investments were caused by a lack of liquidity, credit downgrades and decreasing credit support.  The increased number of bank and insurance company failures has decreased the level of credit support for these investments.  A number of lower tranche income issues have foregone payments or have received payment in kind through increased principal allocations.  However, the number of deferring securities has been decreasing and a number of reinstatements have occurred recently. In 2011, the Company recorded OTTI losses of $62,000 on one of the Company's PTPS investments. Based on the existing credit profile of the remainder of the Company's PTPS investments, management does not believe that these investments will suffer from any further credit-related losses.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not record additional impairment losses as of December 31, 2011.
The following table details the Company’s collateralized debt obligations that were rated below investment grade at December 31, 2011.

Security	Class	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (1)	Total Credit- Related OTTI (2)	% of Current Performing Collateral Coverage
(Dollars in Thousands)
CDO 1	B1	$1,000	$—	$(783)	$217	CCC-	$—	102.7
CDO 2	B3	1,000	—	(781)	219	CCC-	—	102.7
CDO 3	A2	2,578	—	(1,134)	1,444	CCC-	62	113.2
CDO 4	A1	1,697	—	(660)	1,037	CCC	—	144.9
		$6,275	$—	$(3,358)	$2,917		$62

(1) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(2) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2011.

Equity Securities.  The Company’s investments in marketable equity securities consist of common stock of companies in the financial services sector and various other industries.   Management evaluated the near-term prospects of the issuers and the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for an anticipated recovery of fair value.  Although certain issuers have shown declines in earnings as a result of the weakened economy, no issues have been identified that cause management to believe that the declines in market value are other-than-temporary at December 31, 2011. The following table summarizes OTTI losses on available for sale securities for the years ended December 31, 2011, 2010 and 2009.

	Years Ended December 31,
	2011			2010			2009
	PTPS	Non-agency MBS	Total	PTPS	Non-agency MBS	Total	PTPS	Non-agency MBS	Total
	(In Thousands)
OTTI related to credit loss recognized in net income	$(62)	$(86)	$(148)	$—	$(492)	$(492)	$(150)	$(78)	$(228)
OTTI related to noncredit (loss) gain recognized in other comprehensive income	(1,074)	(656)	(1,730)	852	702	1,554	(71)	(595)	(666)
Total OTTI (loss) gain on securities	$(1,136)	$(742)	$(1,878)	$852	$210	$1,062	$(221)	$(673)	$(894)

The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income for the years ended December 31, 2011, 2010 and 2009.

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$1,093	$1,787	$1,559
Reduction for securities transferred to trading during period	—	(1,186)	—
Amounts related to credit losses for which OTTI losses were not previously recognized	148	—	—
Additional credit losses for which OTTI losses were previously recognized	—	492	228
Reduction for securities sold during the period (realized)	(34)	—	—
Balance at end of year	$1,207	$1,093	$1,787

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
 LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loan Portfolio
The composition of the Company's loan portfolio at December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$247,426	$270,923
Multi-family and commercial	158,384	160,015
Construction	12,290	6,952
Total real estate loans	418,100	437,890

Commercial business loans:
SBA and USDA guaranteed	127,359	116,492
Other	40,442	26,310
Total commercial business loans	167,801	142,802

Consumer loans:
Home equity	27,425	25,533
Indirect automobile	5,733	—
Other	2,824	3,167
Total consumer loans	35,982	28,700

Total loans	621,883	609,392

Deferred loan origination costs, net of fees	1,713	1,621
Allowance for loan losses	(4,970)	(4,799)
Loans receivable, net	$618,626	$606,214

The Company purchased commercial business loans totaling $41.2 million and $54.0 million during 2011 and 2010, respectively. During 2011, the Company purchased $5.8 million in consumer loans.
Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2008	$906	$2,358	$1,533	$1,097	$153	$6,047
Provision for loan losses	336	234	1,615	(104)	749	2,830
Loans charged-off	(257)	(149)	(2,927)	(97)	(645)	(4,075)
Recoveries of loans previously charged-off	43	—	—	10	36	89
Balance at December 31, 2009	1,028	2,443	221	906	293	4,891
Provision for loan losses	171	464	136	47	84	902
Loans charged-off	(285)	(221)	(293)	(166)	(50)	(1,015)
Recoveries of loans previously charged-off	1	14	—	3	3	21
Balance at December 31, 2010	915	2,700	64	790	330	4,799
Provision for loan losses	530	228	15	588	197	1,558
Loans charged-off	(686)	(606)	(83)	(267)	(84)	(1,726)
Recoveries of loans previously charged-off	—	15	284	37	3	339
Balance at December 31, 2011	$759	$2,337	$280	$1,148	$446	$4,970

Further information pertaining to the allowance for loan losses at December 31, 2011 and 2010 is as follows:

December 31, 2011	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans deemed to be impaired and individually evaluated	$33	$107	$—	$105	$—	$245
Allowance for loans not deemed to be impaired and collectively evaluated	726	2,230	280	1,043	446	4,725
Total loan loss allowance	$759	$2,337	$280	$1,148	$446	$4,970

Loans deemed to be impaired and individually evaluated	$5,590	$8,650	$—	$654	$316	$15,210
Loans not deemed to be impaired and collectively evaluated	241,836	149,734	12,290	167,147	35,666	606,673
Total loans	$247,426	$158,384	$12,290	$167,801	$35,982	$621,883

December 31, 2010	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans deemed to be impaired and individually evaluated	$212	$290	$—	$—	$—	$502
Allowance for loans not deemed to be impaired and collectively evaluated	703	2,410	64	790	330	4,297
Total loan loss allowance	$915	$2,700	$64	$790	$330	$4,799

Loans deemed to be impaired and individually evaluated	$3,768	$6,169	$82	$116	$51	$10,186
Loans not deemed to be impaired and collectively evaluated	267,155	153,846	6,870	142,686	28,649	599,206
Total loans	$270,923	$160,015	$6,952	$142,802	$28,700	$609,392

Past Due Loans
The following represents an aging of loans at December 31, 2011 and 2010:

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,065	$995	$3,835	$8,895	$238,531	$247,426
Multi-family and commercial	292	—	1,703	1,995	156,389	158,384
Construction	—	—	—	—	12,290	12,290
Commercial Business:
SBA and USDA guaranteed	2,729	327	—	3,056	124,303	127,359
Other	—	—	623	623	39,819	40,442
Consumer:
Home equity	—	—	269	269	27,156	27,425
Indirect automobile	—	—	—	—	5,733	5,733
Other	124	—	—	124	2,700	2,824
Total	$7,210	$1,322	$6,430	$14,962	$606,921	$621,883

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$2,387	$1,291	$2,364	$6,042	$264,881	$270,923
Multi-family and commercial	597	—	44	641	159,374	160,015
Construction	—	—	82	82	6,870	6,952
Commercial Business:
SBA and USDA guaranteed	10,718	—	—	10,718	105,774	116,492
Other	—	—	46	46	26,264	26,310
Consumer:
Home equity	25	50	—	75	25,458	25,533
Other	10	1	—	11	3,156	3,167
Total	$13,737	$1,342	$2,536	$17,615	$591,777	$609,392

The Company did not have any loans that were past due 90 days or more and still accruing at December 31, 2011 and 2010.

The Company reviews and establishes, if necessary, an allowance for certain impaired loans for the amount by which the present value of expected cash flows (or observable market price of loan or fair value of the collateral if the loan is collateral dependent) are lower than the carrying value of the loan.  For the periods presented, the Company concluded that certain impaired loans required no valuation allowance as a result of management’s measurement of impairment. No additional funds are committed to be advanced to those borrowers whose loans are impaired.

Impaired and Nonaccrual Loans
The following is a summary of impaired and nonaccrual loans at December 31, 2011 and 2010:

	Impaired Loans
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$5,232	$5,536	$—	$5,232
Multi-family and commercial	4,757	5,215	—	3,795
Commercial business - Other	31	31	—	31
Consumer - Home equity	316	331	—	316
Total impaired loans without valuation allowance	10,336	11,113	—	9,374

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	358	358	33	358
Multi-family and commercial	3,893	3,983	107	236
Commercial business - Other	623	623	105	623
Total impaired loans with valuation allowance	4,874	4,964	245	1,217

Total impaired loans	$15,210	$16,077	$245	$10,591

	Impaired Loans
December 31, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,212	$3,212	$—	$2,345
Multi-family and commercial	1,513	1,513	—	853
Construction	82	990	—	82
Commercial business	116	201	—	116
Consumer	51	51	—	51
Total impaired loans without valuation allowance	4,974	5,967	—	3,447

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	556	556	212	556
Multi-family and commercial	4,656	4,656	290	922
Total impaired loans with valuation allowance	5,212	5,212	502	1,478

Total impaired loans	$10,186	$11,179	$502	$4,925

Additional information related to impaired loans is as follows:

	Year Ended December 31, 2011			Year Ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)
Residential - 1 to 4 family	$5,739	$64	$29	$2,979	$5	$5
Multi-family and commercial	8,035	312	—	3,169	155	—
Construction	—	—	—	316	—	—
Commercial business - Other	421	—	—	165	5	5
Consumer - Home equity	196	—	—	—	—	—
Total	$14,391	$376	$29	$6,629	$165	$10

For the year ended December 31, 2009, the average recorded investment in impaired loans was $7.8 million, interest income recognized on impaired loans totaled $65,000 and interest income recognized on a cash basis was $61,000.

Credit Quality Information
The Company utilizes an eight-grade internal loan rating system for all loans in the portfolio, with the exception of its purchased SBA and USDA commercial business loans that are fully guaranteed by the U.S. government, as follows:

◦	Pass (Ratings 1-4): Loans in these categories are considered low to average risk.

◦	Special Mention (Rating 5): Loans in this category are starting to show signs of potential weakness and are being closely monitored by management.

◦
Substandard (Rating 6): Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged.  There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

◦
Doubtful (Rating 7):  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

◦	Loss (Rating 8): Loans in this category are considered uncollectible and of such little value that their continuance as loans is not warranted.

Management periodically reviews the ratings described above and the Company’s internal audit function reviews components of the credit files, including the assigned risk ratings, of certain commercial loans as part of its loan review.

The following tables present the Company’s loans by risk rating at December 31, 2011 and 2010.

December 31, 2011	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$240,904	$769	$5,753	$—	$—	$247,426
Multi-family and commercial	—	135,859	8,699	13,826	—	—	158,384
Construction	—	11,707	583	—	—	—	12,290
Total real estate loans	—	388,470	10,051	19,579	—	—	418,100

Commercial business loans:
SBA and USDA guaranteed	127,359	—	—	—	—	—	127,359
Other	—	34,788	3,977	1,677	—	—	40,442
Total commercial business loans	127,359	34,788	3,977	1,677	—	—	167,801

Consumer loans:
Home equity	—	27,109	—	316	—	—	27,425
Indirect automobile	—	5,733	—	—	—	—	5,733
Other	—	2,824	—	—	—	—	2,824
Total consumer loans	—	35,666	—	316	—	—	35,982

Total loans	$127,359	$458,924	$14,028	$21,572	$—	$—	$621,883

December 31, 2010	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$267,023	$834	$3,066	$—	$—	$270,923
Multi-family and commercial	—	134,484	16,260	9,271	—	—	160,015
Construction	—	6,504	366	82	—	—	6,952
Total real estate loans	—	408,011	17,460	12,419	—	—	437,890

Commercial business loans:
SBA and USDA guaranteed	116,492	—	—	—	—	—	116,492
Other	—	20,105	2,896	3,239	70	—	26,310
Total commercial business loans	116,492	20,105	2,896	3,239	70	—	142,802

Consumer loans:
Home equity	—	25,483	—	50	—	—	25,533
Other	—	3,166	—	1	—	—	3,167
Total consumer loans	—	28,649	—	51	—	—	28,700

Total loans	$116,492	$456,765	$20,356	$15,709	$70	$—	$609,392

Troubled Debt Restructurings
A modified loan is considered a TDR when two conditions are met: 1) the borrower is experiencing documented financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar risk characteristics. The most common types of modifications include below market interest rate reductions, deferrals of principal and maturity extensions. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company's Collections Department for resolution, which may result in foreclosure. The Company's determination of whether a loan modification is a TDR considers the individual facts and circumstances surrounding each modification.

The Company's nonaccrual policy is followed for TDRs. If the loan was current prior to modification, nonaccrual status would not be required. If the loan was on nonaccrual prior to modification or if the payment amount significantly increases, the loan will remain on nonaccrual for a period of at least six months. Loans qualify for return to accrual status once the borrower has demonstrated the willingness and the ability to perform in accordance with the restructured terms of the loan agreement for a period of not less than six months.

All TDRs are initially reported as impaired. Impaired and TDR classification may be removed if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar risk characteristics at the time of restructuring.

The following table provides information on loans modified as a TDR during the year ended December 31, 2011. As of December 31, 2011, information related to loans modified as a TDR is as follows:

			Allowance for
	Number	Recorded	Loan Losses
	of Loans	Investment (1)	(End of Period)
	(Dollars in Thousands)
Multi-family and commercial	3	$2,130	$12
Total	3	$2,130	$12

(1) There were no loan charge-offs or principal reductions during the modification process.

The following table provides, by type of modification, the recorded investment at December 31, 2011 of modified loans identified as TDRs.

Recorded Investment
(In Thousands)
Interest Rate Adjustments	$2,490
Principal Deferrals (1)	443
Combination of Rate and Payment (2)	2,124
Total	5,057

(1) Terms of modification include temporary interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.

One commercial real estate loan totaling $437,000, which was modified as a TDR and included in the above table, was in payment default (defined as 90 days or more past due) during the year ended December 31, 2011. A partial loan charge-off in the amount of $458,000 was recorded on the aforementioned loan during the quarter ended December 31, 2011.
Related Party Loans
Related party transactions, including loans with related parties, are discussed in further detail in Note 13.

Loans Held for Sale
Total loans held for sale amounted to $5.6 million and $7.4 million, consisting of fixed-rate residential mortgage loans, at December 31, 2011 and 2010, respectively.

Loans Serviced for Others
The Company services certain loans that it has sold with and without recourse to third parties and other loans for which the Company acquired the servicing rights.  Loans serviced for others are not included in the Company’s consolidated balance sheets.  The risks inherent in mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was determined using a discount rate of 9.43%, PSA prepayment speeds ranging from 221% to 575% and minimal anticipated credit losses. At December 31, 2011, 2010 and 2009, the aggregate of loans serviced for others amounted to $178.5 million, $148.6 million and $121.1 million, respectively.

The following summarizes mortgage servicing rights capitalized and amortized.

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$977	$740	$423
Additions	460	439	475
Amortization	(260)	(202)	(158)
Balance at end of year	$1,177	$977	$740
Fair value of mortgage servicing assets	$1,462	$1,456	$1,113

Contractually specified servicing fees included in loan servicing fee income were $463,000, $374,000 and $286,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
OTHER REAL ESTATE OWNED
OTHER REAL ESTATE OWNED

At December 31, 2011 and 2010, other real estate owned consisted of four residential and two commercial real estate properties which were held for sale. A summary of expenses applicable to other real estate operations for the years ended December 31, 2011, 2010 and 2009, is as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Net loss (gain) from sales or write-downs of other real estate owned, net	$236	$534	$(16)
Other real estate expense, net of rental income	540	296	145
Expense from other real estate operations, net	$776	$830	$129

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2011 and 2010 are summarized as follows:

	December 31,
	2011	2010
	(In Thousands)
Land	$2,098	$2,098
Buildings	6,660	6,077
Leasehold improvements	7,822	7,786
Furniture and equipment	12,272	11,388
Construction in process	20	21
	28,872	27,370
Accumulated depreciation and amortization	(16,221)	(15,247)
Premises and equipment, net	$12,651	$12,123

At December 31, 2011, construction in process primarily related to incidental branch improvements.  There were no outstanding commitments for the construction of new branches at December 31, 2011 and 2010.

Depreciation and amortization expense was $1.9 million, $2.0 million and $1.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.

GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES
GOODWILL AND OTHER INTANGIBLES

Goodwill
Goodwill for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$4,094	$4,131	$4,188
Impairment	—	(37)	(57)
Balance at end of year	$4,094	$4,094	$4,131

The Company’s goodwill relates to the acquisition of a third-party provider of trust outsourcing services in Vermont and two branch acquisitions in 2008.  Annually, or more frequently if events or changes in circumstances warrant such evaluation, the Company evaluates its goodwill for impairment.  As a result of the Company’s goodwill impairment evaluation, the Company recorded goodwill impairment of $37,000 relating to the Colchester branch acquisition during the year ended December 31, 2010 and $57,000 relating to the New London branch acquisition during the year ended December 31, 2009. No goodwill impairment was recorded for the year ended December 31, 2011.

Core Deposit Intangibles
In connection with the assumption of $18.4 million of deposit liabilities from the Colchester, Connecticut branch office acquisition in January 2008, the Bank recorded a core deposit premium intangible of $159,000.  The resulting core deposit premium intangible is amortized over five years using the sum-of-the-years-digits method.  Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2011	2010
	(In Thousands)
Core deposit intangible	$159	$159
Accumulated amortization	(148)	(127)
Core deposit intangible, net	$11	$32

Amortization expense was $21,000, $32,000 and $42,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS
DEPOSITS

A summary of deposit balances, by type, at December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
	(In Thousands)
Noninterest-bearing demand deposits	$85,958	$66,845

Interest-bearing accounts:
NOW and money market accounts	306,002	247,811
Savings accounts	37,329	56,495
Certificates of deposit (1)	272,637	289,563
Total interest-bearing accounts	615,968	593,869
Total deposits	$701,926	$660,714

(1) Includes brokered deposits of $4.0 million and $4.1 million at December 31, 2011 and 2010, respectively.

Certificates of deposit in denominations of $100,000 or more were $99.5 million at December 31, 2011 and 2010. Effective July 21, 2010, with the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the FDIC permanently raised deposit insurance levels to $250,000 per depositor.  Prior to the increase, deposits in excess of $100,000, with the exception of self-directed retirement accounts which are insured up to $250,000, were not federally insured.

Contractual maturities of certificates of deposit as of December 31, 2011 are summarized below (in thousands).

2012	$115,270
2013	78,310
2014	40,807
2015	20,347
2016	14,471
Thereafter	3,432
Total certificates of deposit	$272,637

A summary of interest expense, by account type, for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
NOW and money market accounts	$1,294	$1,618	$2,189
Savings accounts (1)	197	295	408
Certificates of deposit (2)	5,771	7,524	10,586
Total	$7,262	$9,437	$13,183

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.

Related Party Deposits
Reference Note 13 for a discussion of related party transactions, including deposits from related parties.

BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
BORROWINGS
BORROWINGS

Federal Home Loan Bank Advances
As a member of the FHLB, the Bank has access to a pre-approved secured line of credit with the FHLB of $10.0 million and the capacity to obtain additional advances up to a certain percentage of the value of its qualified collateral, as defined in the FHLB Statement of Credit Policy.  FHLB advances are secured by qualified collateral, which is based on a percentage of its outstanding residential first mortgage loans.  In accordance with an agreement with the FHLB, the qualified collateral must be free and clear of liens, pledges and encumbrances.  At December 31, 2011 and 2010, there were no advances outstanding under the line of credit.  Other outstanding advances from the FHLB aggregated $100.1 million and $114.2 million at December 31, 2011 and 2010, respectively, at interest rates ranging from 1.56% to 4.97% and 1.56% to 5.02%, respectively.

Junior Subordinated Debt Owed to Unconsolidated Trust
SI Capital Trust II (the “Trust”), a wholly-owned subsidiary of the Company, was formed on August 31, 2006.  The Trust had no independent assets or operations, and was formed to issue $8.0 million of trust securities and invest the proceeds thereof in an equivalent amount of junior subordinated debentures issued by the Company.  The trust preferred securities mature in 30 years and bear interest at three-month LIBOR plus 1.70%.  The Company may redeem the trust preferred securities, in whole or in part.

The Company entered into an interest rate swap agreement on July 1, 2010 to effectively convert the floating rate interest on its junior subordinated debentures to a fixed interest rate.  See Note 17 for a discussion of derivative instruments and hedging activities.
The subordinated debt securities are unsecured obligations of the Company and are subordinate and junior in right of payment to all present and future senior indebtedness of the Company.  The Company has entered into a guarantee, which together with its obligations under the subordinated debt securities and the declaration of trust governing the Trust, including its obligations to pay costs, expenses, debts and liabilities, other than trust securities, provides a full and unconditional guarantee of amounts on the capital securities.  If the Company defers interest payments on the junior subordinated debt securities, or otherwise is in default of the obligations, the Company would be prohibited from making dividend payments to its shareholders.

The contractual maturities of borrowings, by year, at December 31, 2011 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2012	$7,000	$—	$7,000
2013 (1)	23,000	—	23,000
2014	24,000	—	24,000
2015	26,069	—	26,069
2016	13,000	—	13,000
Thereafter (2)	7,000	8,248	15,248
Total	$100,069	$8,248	$108,317
Weighted average rate	3.38%	4.14%	3.43%

(1) Includes FHLB advance of $2.0 million that is callable during 2012.
(2) Includes FHLB advances of $3.0 million and $2.0 million that are callable during 2012 and 2013, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of the income tax provision for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Current income tax provision (benefit):
Federal	$108	$1,648	$(252)
State	4	20	12
Total current income tax provision (benefit)	112	1,668	(240)

Deferred income tax provision (benefit):
Federal	891	(355)	275
Total deferred income tax provision (benefit)	891	(355)	275
Total income tax provision	$1,003	$1,313	$35

A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the statements of income is as follows:

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$1,162	$1,467	$160
Increase (decrease) resulting from:
Dividends received deduction	(13)	(3)	(10)
Bank-owned life insurance	(139)	(99)	(199)
Tax-exempt income	(39)	(13)	(15)
Compensation and employee benefit plans	35	61	72
Nondeductible expenses	8	6	6
Change in valuation allowance	—	(90)	21
State taxes, net of federal tax benefit	2	13	8
Other	(13)	(29)	(8)
Total income tax provision	$1,003	$1,313	$35

Effective tax rate	29.3%	30.4%	7.4%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	Years Ended December 31,
	2011	2010
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,852	$1,753
Unrealized losses on available for sale securities	1,870	1,949
Unrealized losses on trading securities	—	475
Depreciation of premises and equipment	572	839
Other-than-temporary impairment	435	820
Charitable contribution carry-forward	153	—
Deferred compensation	2,064	1,775
Employee benefit plans	348	322
Capital loss carry-forward	—	30
Interest receivable on nonaccrual loans	107	185
Deferred other real estate owned expenses	137	124
Net unrealized loss on derivative instruments	157	44
Other	207	270
Total deferred tax assets	7,902	8,586
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,853	8,537

Deferred tax liabilities:
Unrealized gains on available for sale securities	1,679	1,421
Goodwill and other intangibles	319	201
Deferred loan costs	841	854
Mortgage servicing asset	400	332
Total deferred tax liabilities	3,239	2,808
Deferred tax asset, net	$4,614	$5,729

Due to the uncertainties of realization, the Company maintains a valuation allowance of $49,000 related to other-than-temporary impairment losses on certain equity securities at December 31, 2011.  At December 31, 2011, the Company’s charitable contribution carry-forward, primarily relates to a cash contribution to SI Financial Group Foundation, Inc. in 2011.  The utilization of charitable contributions for any tax year is limited to 10% of taxable income without regard to charitable contributions, net operating losses and dividend received deductions.  An organization is permitted to carry over contributions that exceed the annual 10% limitation as a deduction to the five succeeding tax years provided the organization has sufficient earnings.

Retained earnings at December 31, 2011 and 2010 includes a contingency reserve for loan losses of $3.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated that the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.3 million at December 31, 2011 and 2010 have not been recognized.
Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, began to transfer a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2008.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
BENEFIT PLANS

Profit Sharing and 401(k) Savings Plan
The Bank’s Profit Sharing and 401(k) Savings Plan (the “Plan”) is a tax-qualified defined contribution plan for the benefit of its eligible employees.  The Bank’s profit sharing contribution to the Plan is a discretionary amount authorized by the Board of Directors, based on the financial results of the Bank.  An employee’s share of the profit sharing contribution represents the ratio of the employee’s salary to the total salary expense of the Bank. Participants vest in the Bank’s discretionary profit sharing contributions based on years of service, with 100% vesting attained upon five years of service.  There were no profit sharing contributions for the years ended December 31, 2011, 2010 and 2009.

The Plan also includes a 401(k) feature.  Eligible participants may make salary deferral contributions of up to 100% of earnings subject to Internal Revenue Services limitations.  The Bank makes matching contributions equal to 50% of the participants’ contributions up to 6% of the participants’ earnings.  Participants are immediately vested in their salary deferral contributions, employer matching contributions and earnings thereon.  Bank contributions were $260,000, $263,000 and $255,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Group Term Replacement Plan
The Bank maintains the Group Term Replacement Plan to provide a death benefit to executives designated by the Compensation Committee of the Board of Directors.  The death benefits are funded through certain insurance policies that are owned by the Bank on the lives of the participating executives.  The Bank pays the life insurance premiums, which fund the death benefits from its general assets, and is the beneficiary of any death benefits exceeding any executive’s maximum dollar amount specified in his or her split-dollar endorsement policy.  The maximum dollar amount of each executive’s split-dollar death benefit equals three times the executive’s annual compensation less $50,000 pre-retirement and three times final annual compensation post-retirement not to exceed a specified dollar amount.  For purposes of the plan, annual compensation includes an executive’s base compensation, commissions and cash bonuses earned under the Bank’s bonus plan.  Participation in the plan ceases if an executive is terminated for cause or the executive terminates employment for reasons other than death, disability or retirement.  If the Bank wishes to maintain the insurance after a participant’s termination in the plan, the Bank will be the direct beneficiary of the entire death proceeds of the insurance policies. Total expense recognized under this plan was $40,000, $89,000 and $125,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Executive Supplemental Retirement Agreements – Defined Benefit
The Bank maintains unfunded supplemental defined benefit retirement agreements with its directors and members of senior management.  These agreements provide for supplemental retirement benefits to certain executives based upon average annual compensation and years of service.  Entitlement of benefits commence upon the earlier of the executive’s termination of employment (other than for cause), at or after attaining age 65 or, depending on the executive, on the date when the executive’s years of service and age total 80 or 78.  Total expense incurred under these agreements for the years ended December 31, 2011, 2010 and 2009 was $882,000, $810,000 and $826,000, respectively.

Performance-Based Incentive Plan
The Bank has an incentive plan whereby all employees are eligible to receive a bonus tied to both the Company and individual performance.  Non-discretionary contributions to the plan require the approval of the Board of Directors’ Compensation Committee.  Total expense recognized was $366,000, $534,000 and $194,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Supplemental Executive Retirement Plan
The Bank maintains the Supplemental Executive Retirement Plan to provide restorative payments to executives, designated by the Board of Directors, who are prevented from receiving the full benefits of the Bank’s Profit Sharing and 401(k) Savings Plan and Employee Stock Ownership Plan.  The supplemental executive retirement plan also provides supplemental benefits to participants upon a change in control prior to the complete scheduled repayment of the ESOP loan.  For the years ended December 31, 2011, 2010 and 2009, the President and Chief Executive Officer was designated by the Board of Directors to participate in the plan.  Total expense incurred under this plan was $11,000, $11,000 and $5,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Employee Stock Ownership Plan
In September 2004, the Bank established an ESOP for the benefit of its eligible employees.  The Company provided a loan to the Savings Institute Bank and Trust Company Employee Stock Ownership Plan of $4.9 million which was used to purchase 492,499 shares of the Company’s outstanding stock.  The loan bears interest equal to 4.75% and provides for annual payments of interest and principal over the 15-year term of the loan.

In January 2011, the Company completed its public stock offering in which outstanding shares of the former SI Financial Group, Inc. were exchanged at an exchange ratio of 0.8981 for shares of the new SI Financial Group Inc. At that time, the Company provided an additional loan to the Savings Institute Bank and Trust Employee Stock Ownership Plan of $3.1 million which was used to purchase 392,670 shares of the Company's common stock sold in the subscription and community offering. The new loan bears interest equal to 3.25% and provides for annual payments of interest and principal over the 20-year term of the loan.

At December 31, 2011, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2012	$435
2013	455
2014	475
2015	495
2016	516
Thereafter	3,659
Total	$6,035

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loan.  The loan is secured by the shares purchased, which are held in a suspense account for allocation among participants as the loan is repaid.  Shares held by the ESOP include the following at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(Dollars In Thousands)
Allocated	158,431	139,480
Committed to be allocated	48,637	29,004
Unallocated	605,075	261,042
Total shares	812,143	429,526
Fair value of unallocated shares	$5,960	$2,567

Shares held by the ESOP at December 31, 2010 have been restated to reflect that on January 12, 2011, each share was converted to 0.8981 shares of company common stock in connection with the Conversion.

Total compensation expense recognized in connection with the ESOP was $467,000, $202,000 and $155,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Equity Incentive Plan
The 2005 Equity Incentive Plan (the “Incentive Plan”) allows the Company to grant up to 552,891 stock options and 221,154 shares of restricted stock to its employees, officers, directors and directors emeritus.  The number of shares noted is reflective of the conversion exchange rate of 0.8981. Both incentive stock options and non-statutory stock options may be granted under the plan.  All options have a contractual life of ten years and vest equally over a period of five years beginning on the first anniversary of the date of grant.  At December 31, 2011, a total of 47,004 stock options were available for future grants.  For the years ended December 31, 2011, 2010 and 2009, the Company recognized share-based compensation expense related to the stock option and restricted stock awards of $100,000, $257,000 and $742,000, respectively.

There were 67,500 stock options granted during the year ended December 31, 2011 and 62,861 stock options granted during the year ended December 31, 2010. The number of shares noted is reflective of the conversion exchange rate of 0.8981.  There were no stock options granted during the year ended December 31, 2009. The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2011	2010
Expected term (years)	10.00	10.00
Expected dividend yield	1.70%	1.50%
Expected volatility	39.27%	38.98%
Risk-free interest rate	3.36%	3.70%
Fair value of options granted	$4.04	$2.55

The expected term was based on the estimated life of the stock options.  The dividend yield assumption was based on the Company’s historical and expected dividend pay-outs.  The expected volatility represents the Company’s historical volatility.  The risk-free interest rate was based on the implied yields of U.S. Treasury zero-coupon issues for periods within the contractual life of the awards in effect at the time of the stock option grants.

The following is a summary of activity for the Company’s stock options for the year ended December 31, 2011:

	Shares (1)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	446,122	$10.64
Options granted	67,500	9.41
Options forfeited	(7,735)	11.01
Options outstanding at end of year	505,887	$10.47	4.86
Options exercisable at end of year	383,436	$11.23	3.66

(1) The number of options reflects the conversion of 0.8981 shares of company common stock in connection with the Conversion.

There were no options exercised for each of the years ended December 31, 2011 and 2010.  The intrinsic value of stock options outstanding and exercisable at December 31, 2011 was $291,000 and $52,000, respectively.  At December 31, 2011, there was $291,000 of total unrecognized compensation costs related to outstanding stock options, which is expected to be recognized over a weighted average period of 1.9 years.

The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2011.

	Shares (1)	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	6,467	$4.64
Restricted shares granted	2,334	9.50
Restricted shares vested	(1,617)	4.64
Restricted shares forfeited	—	—
Unvested restricted shares at end of year	7,184	$6.22

(1) The number of restricted shares reflects the conversion of 0.8981 shares of company common stock in connection with the Conversion.

At December 31, 2011, there were no shares available for future grants.  The aggregate fair value of restricted stock awards that vested during the years ended December 31, 2011, 2010 and 2009 was $15,000, $281,000 and $267,000, respectively.  At December 31, 2011, there was $38,000 of total unrecognized compensation costs related to unvested restricted stock awards granted under the Incentive Plan, which is expected to be recognized over a weighted average period of 1.8 years.

Bank-Owned Life Insurance
The Company has an investment in, and is the beneficiary of, life insurance policies on the lives of certain officers.  The purpose of these life insurance investments is to provide income through the appreciation in cash surrender value of the policies, which is used to offset the costs of various benefit and retirement plans.  The Company’s investment in bank-owned life insurance does not exceed the regulatory limitation of 25 percent of Tier 1 capital plus the allowance for loan and lease losses.  The aggregate cash surrender value of all policies owned by the Company amounted to $9.0 million at December 31, 2011 and 2010.  Income earned on these life insurance policies aggregated $289,000, $290,000 and $294,000 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company recognized gains of $122,000 and $291,000 on death benefit proceeds received from a bank-owned life insurance policy during the years ended December 31, 2011 and 2009, respectively. There were no gains recognized on death benefit proceeds received during the year ended December 31, 2010.

OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES
OTHER COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding commitments and contingencies that are not reflected in the accompanying consolidated financial statements.  The Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized on the balance sheets.  The contractual amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

Loan Commitments and Letters of Credit
The contractual amounts of commitments to extend credit represent the amount of potential loss should the contract be fully drawn upon, the customer defaults and the value of any existing collateral be determined as worthless.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(In Thousands)
Commitments to extend credit:
Future loan commitments	$31,211	$10,166
Undisbursed construction loans	5,673	6,708
Undisbursed home equity lines of credit	23,172	21,106
Undisbursed commercial lines of credit	17,995	12,239
Overdraft protection lines	1,190	1,311
Standby letters of credit	34	115
Total commitments	$79,275	$51,645

Future loan commitments at December 31, 2011 and 2010 included fixed rate loan commitments of $16.0 million and $6.1 million, respectively, at interest rates ranging from 3.00% to 6.25% and 3.50% to 5.75%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include residential and commercial property, accounts receivable, inventory, property, plant and equipment, deposits and securities.

Undisbursed commitments under construction, home equity or commercial lines of credit are commitments for future extensions of credit to existing customers.  Total undisbursed amounts on lines of credit may expire without being fully drawn upon and therefore, do not necessarily represent future cash requirements.
Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Letters of credit are primarily issued to support public or private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.

Operating Lease Commitments
The Company leases certain of its branch offices and equipment under operating lease agreements that expire at various dates through 2028.  At December 31, 2011, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2012	$1,391
2013	1,272
2014	1,207
2015	1,065
2016	866
Thereafter	5,628
Total	$11,429

Certain leases contain options to extend for periods of 5 to 20 years.  The cost of such extensions is not included in the above amounts.  Rental expense charged to operations for cancelable and noncancelable operating leases was $1.4 million, $1.3 million and $1.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Legal Matters
Various legal claims arise from time to time in the normal course of business.  Management believes that the resolution of these matters will not have a material effect on the Company’s financial condition or results of operations.

Investment Commitments
The Bank is a limited partner in three SBICs.  In 1998, the Bank became a limited partner in an SBIC and committed to contribute capital of $1.0 million to the limited partnership.  In 2007, the Bank became a limited partner in a second SBIC and committed to contribute capital of $1.0 million to the limited partnership.  The Bank recognized write-downs totaling $72,000, $12,000 and $383,000 on its investment in the two SBICs during the years ended December 31, 2011, 2010 and 2009, respectively.  The SBICs, with a combined net book value of $746,000 and $793,000 at December 31, 2011 and 2010, respectively, are included in other assets.  During 2011, the Bank became a limited partner in a third SBIC and committed to contribute $1.0 million to the limited partnership. At December 31, 2011, the Bank’s remaining off-balance sheet commitment for capital investment in the SBICs was $1.4 million.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Loans Receivable
In the normal course of business, the Bank grants loans to related parties.  Related parties include directors and certain officers of the Company and its subsidiaries and their immediate family members and respective affiliates in which they have a controlling interest.  These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with customers, and did not involve more than the normal risk of collectibility.  At December 31, 2011 and 2010, all related party loans were performing in accordance with their terms.

Changes in loans outstanding to such related parties during the years ended December 31, 2011 and 2010 are as follows:

	Years Ended December 31,
	2011	2010
	(In Thousands)
Balance at beginning of year	$2,038	$2,148
Additions	247	125
Repayments	(222)	(235)
Balance at end of year	$2,063	$2,038

Deposits
Deposit accounts of directors, certain officers and other related parties aggregated $1.2 million and $1.0 million at December 31, 2011 and 2010, respectively.

REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
REGULATORY CAPITAL
REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.   Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items, as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to total assets (as defined).  As of December 31, 2011 and 2010, the Bank met the conditions to be classified as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events since then that management believes have changed the Bank’s regulatory category.  As a savings and loan holding company regulated by the FRB, the Company is not subject to any separate regulatory capital requirements. The Dodd-Frank Act, however, requires the FRB to promulgate consolidated capital requirements for depository institution holding companies that are no less stringent, both quantitatively in terms of components of capital, than those applicable to institutions themselves. There is a five-year transition period before the capital requirements will apply to savings and loan holding companies.

The Bank's actual capital amounts and ratios at December 31, 2011 and 2010 were as follows:

December 31, 2011	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Total Risk-based Capital Ratio	$106,997	22.21%	$38,540	8.00%	$48,175	10.00%
Tier I Risk-based Capital Ratio	101,574	21.09	19,265	4.00	28,897	6.00
Tier I Capital Ratio	101,574	10.86	37,412	4.00	46,765	5.00
Tangible Equity Ratio	101,574	10.86	14,030	1.50	N/A	N/A

December 31, 2010	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Total Risk-based Capital Ratio	$75,823	15.34%	$39,543	8.00%	$49,428	10.00%
Tier I Risk-based Capital Ratio	71,173	14.40	19,770	4.00	29,655	6.00
Tier I Capital Ratio	71,173	7.81	36,452	4.00	45,565	5.00
Tangible Equity Ratio	71,173	7.81	13,670	1.50	N/A	N/A

Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2011	2010
	(In Thousands)
Total capital per consolidated financial statements	$130,517	$81,104
Holding company equity not available for regulatory capital	(24,495)	(5,313)
Accumulated losses on available for sale securities	477	1,057
Intangible assets	(3,729)	(3,853)
Disallowed deferred tax asset	(1,196)	(1,822)
Total tier 1 capital	101,574	71,173
Adjustments for total capital:
Allowance for loan and credit losses	5,423	4,650
Total capital per regulatory reporting	$106,997	$75,823

OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of the equity section of the balance sheet, such items along with net income are components of comprehensive income.

Components of other comprehensive income and related tax effects are as follows:

	Year Ended December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$3,058	$(1,040)	$2,018
Credit portion of OTTI losses recognized in net income	148	(50)	98
Noncredit portion of OTTI losses on available for sale securities	(1,730)	588	(1,142)
Reclassification adjustment for gains realized in net income	(486)	165	(321)
Unrealized holding gains on available for sale securities, net of taxes	990	(337)	653
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(333)	113	(220)
Other comprehensive income	$657	$(224)	$433

	Year Ended December 31, 2010
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(87)	$29	$(58)
Credit portion of OTTI losses recognized in net income	492	(167)	325
Noncredit portion of OTTI gains on available for sale securities	1,554	(528)	1,026
Reclassification adjustment for gains realized in net income	(878)	299	(579)
Unrealized holding gains on available for sale securities, net of taxes	1,081	(367)	714
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(129)	44	(85)
Other comprehensive income	$952	$(323)	$629

The components of accumulated other comprehensive loss included in shareholders’ equity are as follows:

	December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on securities	$1,121	$(381)	$740
Noncredit portion of OTTI losses on available for sale securities	(1,682)	572	(1,110)
Net unrealized loss on effective cash flow hedging derivative	(462)	157	(305)

Accumulated other comprehensive loss	$(1,023)	$348	$(675)

	December 31, 2010
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on securities	$(1,599)	$544	$(1,055)
Noncredit portion of OTTI losses on available for sale securities	48	(16)	32
Net unrealized loss on effective cash flow hedging derivative	(129)	44	(85)

Accumulated other comprehensive loss	$(1,680)	$572	$(1,108)

FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

Determination of Fair Value
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The following methods and assumptions were used by the Company in estimating fair value disclosures of its financial instruments:

◦	Cash and cash equivalents. The carrying amounts of cash and short-term instruments approximate the fair values based on the short-term nature of the assets.

◦
Trading securities.  The Company held two securities designated as trading securities, which were sold during the second quarter of 2011.  A discounted cash flow methodology was used to determine the fair value for these securities. Certain inputs to the fair value calculation are unobservable and management determined that since an orderly and active market for these securities did not exist, the securities meet the definition of Level 3 securities.

◦
Securities available for sale.  Included in the available for sale category are both debt and equity securities.  The securities measured at fair value in Level 1 are based on quoted market prices in an active exchange market. Securities measured at fair value in Level 2 are based on pricing models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. The Company utilizes Interactive Date Corporation (“IDC”), a third-party, nationally-recognized pricing service to estimate fair value measurements for the majority of its portfolio.  The pricing service evaluates each asset class based on relevant market information considering observable data, but these prices do not represent binding quotes.  The fair value prices on all investments are reviewed for reasonableness by management.  Securities measured at fair value in Level 3 include collateralized debt obligations that are backed by trust preferred securities issued by banks, thrifts and insurance companies. Management determined that an orderly and active market for these securities and similar securities did not exist based on a significant reduction in trading volume and widening spreads relative to historical levels. The Company estimates future cash flows discounted using a rate management believes is representative of current market conditions.  Factors in determining the discount rate include the current level of deferrals and/or defaults, changes in credit rating and the financial condition of the debtors within the underlying securities, broker quotes for securities with similar structure and credit risk, interest rate movements and pricing for new issuances.

◦	Federal Home Loan Bank stock. The carrying value of FHLB stock approximates fair value based on the redemption provisions of the FHLB.

◦	Loans held for sale. The fair value of loans held for sale is estimated using quoted market prices.

◦
Loans receivable.  For variable rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values.  The fair value of fixed-rate loans are estimated by discounting the future cash flows using the rates at the end of the period in which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

◦	Accrued interest receivable. The carrying amount of accrued interest approximates fair value.

◦
Deposits.  The fair value of demand deposits, negotiable orders of withdrawal, regular savings, certain money market deposits and mortgagors’ and investors’ escrow accounts is the amount payable on demand at the reporting date.  The fair value of certificates of deposit and other time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits of similar remaining maturities to a schedule of aggregated expected maturities on such deposits.

◦
Federal Home Loan Bank advances.  The fair value of the advances is estimated using a discounted cash flow calculation that applies current FHLB interest rates for advances of similar maturity to a schedule of maturities of such advances.

◦	Junior subordinated debt owed to unconsolidated trust. Rates currently available for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.

◦
Interest rate swap agreement.  The fair value of the Company’s interest rate swap is obtained from a third-party pricing service and is determined using a discounted cash flow analysis on the expected cash flows of the derivative.  The pricing analysis is based on observable inputs for the contractual term of the derivative, including the period to maturity and interest rate curves.

◦
Forward loan sale commitments and derivative loan commitments.  Forward loan sale commitments and derivative loan commitments are based on the fair values of the underlying mortgage loans, including the servicing rights, and the probability of such commitments being exercised.  Significant management judgment and estimation is required in determining these fair value measurements.

◦
Off-balance sheet instruments.  Fair values for off-balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standings.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,051	$88,536	$—	$89,587
Government-sponsored enterprises	—	17,666	—	17,666
Mortgage-backed securities	—	97,870	—	97,870
Corporate debt securities	—	14,047	—	14,047
Collateralized debt obligations	—	—	2,917	2,917
Obligations of state and political subdivisions	—	6,766	—	6,766
Tax-exempt securities	—	71	—	71
Foreign government securities	—	75	—	75
Equity securities	1,815	—	—	1,815
Forward loan sale commitments and derivative loan commitments	—	—	82	82
Total assets	$2,866	$225,031	$2,999	$230,896

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$90	$90
Interest rate swap agreement	—	462	—	462
Total liabilities	$—	$462	$90	$552

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Trading securities	$—	$—	$248	$248
U.S. Government and agency obligations	1,025	22,558	—	23,583
Government-sponsored enterprises	—	29,993	—	29,993
Mortgage-backed securities	—	101,024	—	101,024
Corporate debt securities	—	14,717	—	14,717
Collateralized debt obligations	—	—	2,532	2,532
Obligations of state and political subdivisions	—	6,905	—	6,905
Tax-exempt securities	—	144	—	144
Foreign government securities	—	100	—	100
Equity securities	299	739	—	1,038
Forward loan sale commitments and derivative loan commitments	—	—	163	163
Total assets	$1,324	$176,180	$2,943	$180,447

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$184	$184
Interest rate swap agreement	—	129	—	129
Total liabilities	$—	$129	$184	$313
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets and liabilities:

	Assets	Liabilities
	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at January 1, 2010	$5,038	$—
Transfers to/from Level 3	—	(21)
Decrease in fair value of securities included in net income	(408)	—
Decrease in fair value of securities included in other comprehensive income	(1,850)	—
Balance at December 31, 2010	2,780	(21)
Impairment charges included in net income	(62)	—
Increase in fair value included in net income	182	13
Increase in fair value of securities included in other comprehensive income	491	—
Sales	(474)	—
Balance at December 31, 2011	$2,917	$(8)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The Company may also be required, from time to time, to measure certain other financial assets on a nonrecurring basis in accordance with generally accepted accounting principles.  These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2011 and 2010.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

	At December 31, 2011			Year Ended December 31, 2011
	Level 1	Level 2	Level 3	Total Losses
	(In Thousands)
Impaired loans	$—	$—	$3,002	$998
Other real estate owned	—	—	976	175
Total assets	$—	$—	$3,978	$1,173

	At December 31, 2010			Year Ended December 31, 2010
	Level 1	Level 2	Level 3	Total Losses
	(In Thousands)
Impaired loans	$—	$—	$1,198	$800
Other real estate owned	—	—	1,285	326
Goodwill	—	—	2,540	37
Total assets	$—	$—	$5,023	$1,163

The Company measures the impairment of loans that are collateral dependent based on the fair value of the collateral (Level 3).  The fair value of collateral used by the Company represents the amount expected to be received from the sale of the property, net of selling costs, as determined by an independent, licensed or certified appraiser using observable market data.  This data includes information such as selling price of similar properties, expected future cash flows or earnings of the subject property based on current market expectations and relevant legal, physical and economic factors.  The appraised values of collateral are adjusted as necessary by management based on unobservable inputs for specific properties. Losses applicable to write-downs of impaired loans are based on the appraised market value of the underlying collateral, assuming foreclosure of these loans is imminent.

The amount of other real estate owned represents the carrying value of the collateral based on the appraised value of the underlying collateral less estimated selling costs.  The loss on foreclosed assets represents adjustments in the valuation recorded during the time period indicated and not for losses incurred on sales.

In accordance with applicable accounting guidance, the Company evaluates its goodwill for impairment.  As a result of this evaluation, goodwill related to the Company’s Colchester, Connecticut branch acquisition was written down $37,000 to its implied fair value during the year ended December 31, 2010.

Summary of Fair Values of Financial Instruments
The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments are presented in the following table.  Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at December 31, 2011 or 2010.  The estimated fair value amounts for 2011 and 2010 have been measured as of their respective year-ends, and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.  The information presented should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only required for a limited portion of the Company's assets. Due to the wide range of valuation techniques and the degree of subjectivity used in making the estimate, comparisons between the Company's disclosures and those of other banks may not be meaningful.

As of December 31, 2011 and 2010, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Financial Assets:
Cash and cash equivalents	$48,412	$48,412	$78,321	$78,321
Trading securities	—	—	248	248
Available for sale securities	230,814	230,814	180,036	180,036
Loans held for sale	5,558	5,652	7,371	7,460
Loans receivable, net	618,626	629,142	606,214	608,935
Federal Home Loan Bank stock	8,388	8,388	8,388	8,388
Accrued interest receivable	3,539	3,539	3,113	3,113
Forward loan sale commitments and derivative loan commitments	82	82	163	163

Financial Liabilities:
Savings deposits	37,329	37,329	56,495	56,495
Demand deposits, negotiable orders of withdrawal and money market accounts	391,960	391,960	314,656	314,656
Certificates of deposit	272,637	275,044	289,563	293,035
Mortgagors' and investors' escrow accounts	3,291	3,291	3,425	3,425
Federal Home Loan Bank advances	100,069	105,666	114,169	118,799
Junior subordinated debt owed to unconsolidated trust	8,248	4,399	8,248	6,115
Forward loan sale commitments and derivative loan commitments	90	90	184	184
Interest rate swap agreement	462	462	129	129

Off-Balance Sheet Instruments
The Company assumes interest rate risk, which represents the risk that general interest rate levels will change, as a result of its normal operations.  As a result, the fair values of the Company's financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk.  However, borrowers with fixed-rate obligations are less likely to prepay in a rising rate environment and more likely to prepay in a falling rate environment. Conversely, depositors who are receiving fixed rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling rate environment.  Management monitors rates and maturities of assets and liabilities and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company's overall interest rate risk.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative Financial Instruments
The Company has a stand-alone derivative financial instrument in the form of an interest rate swap agreement, which derives its value from underlying interest rates.  The transaction involves both credit and market risk.  The notional amount is an amount on which calculations, payments and the value of the derivative are based.  The notional amount does not represent a direct credit exposure.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such difference, which represents the fair value of the derivative instrument, is reflected on the Company’s balance sheets as other assets and other liabilities.

The Company is exposed to credit-related losses in the event of nonperformance by the counterparty to this agreement.  The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures and does not expect any counterparties to fail their obligations.

Derivative instruments are generally either negotiated over-the-counter contracts or standardized contracts executed on a recognized exchange.  Negotiated over-the-counter derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.

Derivative Instruments Designated As Hedging Instruments
The Company uses long-term variable rate debt as a source of funds for use in the Company’s lending and investment activities and other general business purposes.  These debt obligations expose the Company to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  Management believes it is prudent to limit the variability of a portion of its interest payments and, therefore, generally hedges a portion of its variable-rate interest payments.  To meet this objective, management entered into an interest rate swap agreement, characterized as a cash flow hedge, whereby the Company receives variable interest rate payments determined by three-month LIBOR in exchange for making payments at a fixed interest rate.

At December 31, 2011 and 2010, the information pertaining to the outstanding interest rate swap agreement used to hedge variable rate debt is as follows:

	December 31,
	2011	2010
	(Dollars in Thousands)
Notional amount	$8,000	$8,000

Weighted average fixed pay rate	2.44%	2.44%

Weighted average variable receive rate	0.55%	0.30%

Weighted average maturity in years	4.0	5.0

Unrealized loss relating to interest rate swap	$462	$129

Risk management results for the years ended December 31, 2011 and 2010 related to the balance sheet hedging of long-term debt indicate that the hedge was 100% effective and that there was no component of the derivative instrument’s loss which was excluded from the assessment of hedge effectiveness.

Derivative Instruments Not Designated As Hedging Instruments
Certain derivative instruments do not meet the requirements to be accounted for as hedging instruments.  These undesignated derivative instruments are recognized on the consolidated balance sheets at fair value, with changes in fair value recorded in other noninterest income.

Derivative Loan Commitments - Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  The Company enters into commitments to fund residential mortgage loans at specified times in the future, with the intention that these loans will subsequently be sold in the secondary market.  A mortgage loan commitment binds the Company to lend funds to a potential borrower at a specified interest rate and within a specified period of time, generally up to 60 days after inception of the rate lock.

Outstanding derivative loan commitments expose the Company to the risk that the price of the loans arising from exercise of the loan commitment might decline from inception of the rate lock to funding of the loan due to increases in mortgage interest rates.  If interest rates increase, the value of these loan commitments decrease. Conversely, if interest rates decrease, the value of these loan commitments increase.  The notional amount of undesignated mortgage loan commitments was $9.1 million and $13.5 million at December 31, 2011 and 2010, respectively.  At December 31, 2011 and 2010, the fair value of such commitment was a net asset of $78,000 at December 31, 2011 and a net liability of $162,000 at December 31, 2010.

Forward Loan Sale Commitments - To protect against the price risk inherent in derivative loan commitments, the Company utilizes “mandatory delivery” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments.

With a “mandatory delivery” contract, the Company commits to deliver a certain principal amount of mortgage loans to an investor at a specified price on or before a specified date.  If the Company fails to deliver the amount of mortgages necessary to fulfill the commitment by the specified date, it is obligated to pay a “pair-off” fee, based on then-current market prices, to the investor to compensate the investor for the shortfall.

The Company expects that these forward loan sale commitments will experience changes in fair value opposite to the change in fair value of derivative loan commitments.  The notional amount of undesignated forward loan sale commitments was $9.1 million and $8.0 million at December 31, 2011 and 2010, respectively.  The fair value of such commitments was a net liability of $86,000 at December 31, 2011 and a net asset of $141,000 at December 31, 2010.

RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES	12 Months Ended
Dec. 31, 2011
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES
RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES

Federal regulations place certain restrictions on dividends paid and loans or advances made by the Bank to the Company.  The total amount of dividends which may be declared in a given calendar year without regulatory approval is generally limited to the net income of the Bank for that year plus retained net income for the preceding two years.

At December 31, 2011 the Bank’s retained earnings available for payment of dividends was $5.6 million.  At December 31, 2010, the Bank’s retained earnings available for payment of dividends was $700,000.  Accordingly, $100.4 million and $75.1 million of the Company’s equity in the net assets of the Bank were restricted at December 31, 2011 and 2010, respectively.

In addition, the Company is further restricted, under its junior subordinated debt obligation, from paying dividends to its shareholders if the Company has deferred interest payments or has otherwise defaulted on its junior subordinated debt obligation.

Under federal regulation, the Bank is also limited to the amount it may loan to the Company, unless such loans are collateralized by specific obligations.  Loans or advances to the Company by the Bank are limited to 10% of the Bank’s capital stock and surplus on a secured basis.  In addition, dividends paid by the Bank to the Company would be prohibited if the effect thereof, would cause the Bank’s capital to be reduced below applicable minimum capital requirements.

COMMON STOCK REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2011
COMMON STOCK REPURCHASE PROGRAM [Abstract]
COMMON STOCK REPURCHASE PROGRAM
 COMMON STOCK REPURCHASE PROGRAM

The Company repurchases stock primarily to create economic value for its shareholders and to provide additional liquidity to the stock.

In November 2005, the Board of Directors approved a plan to repurchase up to 5%, or approximately 628,000 shares, of the Company’s common stock through open market purchases or privately negotiated transactions. Stock repurchases under the program are accounted for as treasury stock, carried at cost, and reflected as a reduction in shareholders’ equity.  During the first quarter of 2008, the Company completed its repurchase of all 628,000 shares under this plan.  In February 2008, the Company’s Board of Directors approved the repurchase of up to 5% of the Company’s outstanding common stock, or approximately 596,000 shares.  As a result of the Company’s stock conversion on January 12, 2011, no additional shares will be repurchased under this plan.

In accordance with applicable regulations, the Company may not repurchase shares of its common stock during the first year following the completion of the Conversion, except to fund equity benefit plans other than stock options, or, with prior regulatory approval, when extraordinary circumstances exist. The Company repurchased 547 shares of the Company's common stock withheld on behalf of plan participants to satisfy tax withholding obligations related to the vesting of restricted shares at a cost of $5,000 during the year ended December 31, 2011.

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Condensed financial information pertaining only to the parent company, SI Financial Group, Inc., is as follows:

	December 31,
Condensed Balance Sheets	2011	2010
Assets:	(In Thousands)
Cash and cash equivalents	$15,112	$2,315
Available for sale securities	10,575	6,430
Investment in Savings Institute Bank and Trust Company	106,023	75,791
ESOP note receivable	6,035	3,315
Other assets	1,510	1,799
Total assets	$139,255	$89,650

Liabilities and Shareholders' Equity:
Liabilities	$8,738	$8,546
Shareholders' equity	130,517	81,104
Total liabilities and shareholders' equity	$139,255	$89,650

	Years Ended December 31,
Condensed Statements of Income	2011	2010	2009
	(In Thousands)
Interest and dividends on investments	$248	$128	$203
Other income	484	223	365
Total income	732	351	568

Operating expenses	1,275	492	532
(Loss) income before income taxes and equity in undistributed net income	(543)	(141)	36

Income tax (benefit) provision	(185)	(136)	10
(Loss) income before equity in indistributed net income of subsidiary	(358)	(5)	26

Equity in undistributed net income of subsidiary	2,775	3,008	409
Net income	$2,417	$3,003	$435

	Years Ended December 31,
Condensed Statements of Cash Flows	2011	2010	2009
	(In Thousands)
Cash flows from operating activities:
Net income	$2,417	$3,003	$435
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed income of subsidiary	(2,775)	(3,008)	(409)
Excess tax (benefit) expense from share-based payment arrangements	(3)	—	43
Deferred income taxes	(104)	72	624
Other, net	(497)	(10)	(692)
Cash (used in) provided by operating activities	(962)	57	1

Cash flows from investing activities:
Purchase of available for sale securities	(8,277)	(4,900)	(3,013)
Proceeds from maturities of available for sale securities	2,000	4,000	2,388
Proceeds from sale of available for sale securities	2,300	10	2,000
Payments received on ESOP note receivable	421	290	277
Issuance of ESOP note receivable	(3,141)	—	—
Investment in subsidiary	(29,450)	493	(1,214)
Cash (used in) provided by investing activities	(36,147)	(107)	438

Cash flows from financing activities:
Treasury stock purchased	(5)	(74)	(68)
Cash dividends on common stock	(1,191)	(375)	—
Excess tax benefit (expense) from share-based payment arrangements	3	—	(43)
Net proceeds from common stock offering	51,099	(769)	—
Other, net	—	—	(122)
Cash provided by (used in) financing activities	49,906	(1,218)	(233)

Net change in cash and cash equivalents	12,797	(1,268)	206

Cash and cash equivalents at beginning of year	2,315	3,583	3,377

Cash and cash equivalents at end of year	$15,112	$2,315	$3,583

QUARTELY DARA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY DATA (UNAUDITED)
QUARTERLY DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2011 and 2010 are as follows:

	Year Ended December 31, 2011				Year Ended December 31, 2010
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$9,265	$9,451	$9,584	$9,520	$9,732	$9,876	$10,058	$10,209

Interest expense	2,638	2,815	2,932	2,992	3,158	3,357	3,530	3,779

Net interest and dividend income	6,627	6,636	6,652	6,528	6,574	6,519	6,528	6,430

Provision for loan losses	948	210	190	210	210	270	252	170

Net interest and dividend income after provision for loan losses	5,679	6,426	6,462	6,318	6,364	6,249	6,276	6,260

Noninterest income	2,885	2,697	2,896	2,649	2,610	2,525	2,937	2,613

Noninterest expenses	7,522	8,047	8,310	8,713	7,542	7,674	8,165	8,137

Income before income taxes	1,042	1,076	1,048	254	1,432	1,100	1,048	736

Income tax provision	281	336	341	45	473	262	335	243

Net income	$761	$740	$707	$209	$959	$838	$713	$493

Earnings per common share (1):
Basic	$0.08	$0.07	$0.07	$0.02	$0.09	$0.08	$0.07	$0.05
Diluted	$0.08	$0.07	$0.07	$0.02	$0.09	$0.08	$0.07	$0.05

Quarterly per share data may not add to annual data due to rounding
(1) For the year ended December 31, 2010, quarterly earnings per share has been restated to reflect that on January 12, 2011, each outstanding share was converted to 0.8981 shares of company common stock in connection with the Conversion.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On February 13, 2012, the Bank entered into a definitive agreement with Reliance Integrated Solutions, LLC ("Reliance") in which Reliance will acquire the assets and assume certain liabilities of SI Trust Servicing, the Bank's third-party provider of trust outsourcing services located in Vermont. The Bank estimates recognizing an after-tax loss of $250,000 on the transaction, which is expected to close on March 31, 2012.